                                    [LOGO OF SAFECO CORPORATION]

_______________________________________________________________________________

                                    SAFECO Mutual Funds
                                    Semiannual Report
_______________________________________________________________________________

Stock Funds
No-Load Class                       June 30, 2001
_______________________________________________________________________________

                                    SAFECO Stock Funds


                                    Growth Opportunities Fund    1

                                    Equity Fund                  5

                                    Dividend Income Fund         9

                                    Northwest Fund              13

                                    International Stock Fund    17

                                    Balanced Fund               22

                                    Small Company Value Fund    27

                                    U.S. Value Fund             31

Report From the Fund Manager
SAFECO Growth Opportunities Fund
June 30, 2001



[PHOTO] Thomas M. Maguire

In the first half of 2001, the type of stocks favored by SAFECO Growth Opportunities Fund prevailed, and the Fund widely outperformed the S&P 500 and the Russell 2000 Indexes.

Our medical products and suppliers delivered strong returns. I like these areas because, no matter what the economy does, people need health care. Serologicals (supplier to drug manufacturers) and ESC Medical Systems (lasers for cosmetic surgery) were big contributors in the first and second quarters. Conceptus climbed into our top ten when its nonsurgical tubal ligation (STOP) product moved into late stage trials. The STOP device has already been approved and launched in Australia.

Elizabeth Arden moved up when French Fragrances took its name in an acquisition that added to earnings. Investors returned to beleaguered Rent-Way, and its stock price is beginning to reflect the company's potential for recovery. Meanwhile, bill collector NCO Group continues to benefit from unprecedented levels of consumer debt.

Given that small caps generally lead out of a recession, and I look for that to happen in the second half of 2001, I've bought a basket of cyclical and "growthier" names. These range from emerging pharmaceutical companies to Palm. I also expect MICROS Systems (point-of-sale inventory control) to be a leader in a recovery.

In closing, I am enthused that the market and I seem, once again, to be in agreement on what constitutes a winning stock: cheaper companies that have earnings and are growing them.

Thomas M. Maguire

After completing his MBA at the University of Washington, Thomas M. Maguire joined the company as an equity analyst in 1981 and today is a vice president. From 1984 to 1989, he co-managed the SAFECO Equity Fund.

SAFECO MUTUAL FUNDS                                          www.safecofunds.com

Performance Overview & Highlights
SAFECO Growth Opportunities Fund

                              [PERFORMANCE GRAPH]

NO-LOAD CLASS

-------------------------------------------------------------------------------
Average Annual Total Return for the
periods ended June 30, 2001            Six Month*     1 Year    5 year  10 Year
-------------------------------------------------------------------------------
SAFECO Growth Opportunities Fund         26.15 %      23.34 %    16.73%  15.25%
S&P 500 Index                            (6.69)%     (14.81)%    14.48%  15.09%
Russell 2000 Index                        6.80 %       0.75 %     9.70%  13.49%
Lipper, Inc. (Small-Cap Core Funds)       8.16 %       8.25 %    12.50%  13.59%
*Not Annualized
-------------------------------------------------------------------------------

                  SAFECO Growth
                  Opportunities
     Date             Fund             S & P 500      Russell 2000 Index
     ----         -------------        ---------      ------------------
    6/30/91          10,000              10,000              10,000
    7/31/91          10,936              10,466              10,350
    8/31/91          11,371              10,713              10,732
    9/30/91          11,440              10,534              10,816
   10/31/91          11,784              10,675              11,101
   11/30/91          10,790              10,246              10,587
   12/31/91          11,792              11,416              11,434
    1/31/92          12,655              11,203              12,361
    2/29/92          12,565              11,348              12,722
    3/31/92          11,631              11,128              12,313
    4/30/92          10,910              11,454              11,881
    5/31/92          10,639              11,510              12,039
    6/30/92           9,821              11,339              11,473
    7/31/92          10,234              11,802              11,872
    8/31/92           9,654              11,561              11,536
    9/30/92           9,400              11,697              11,801
   10/31/92           9,796              11,737              12,174
   11/30/92          11,033              12,135              13,107
   12/31/92          11,430              12,284              13,563
    1/31/93          11,907              12,387              14,021
    2/28/93          11,114              12,556              13,698
    3/31/93          11,551              12,820              14,141
    4/30/93          10,838              12,511              13,752
    5/31/93          11,396              12,844              14,360
    6/30/93          11,753              12,882              14,449
    7/31/93          11,712              12,830              14,649
    8/31/93          12,465              13,316              15,282
    9/30/93          13,012              13,211              15,712
   10/31/93          13,344              13,484              16,118
   11/30/93          12,782              13,356              15,592
   12/31/93          13,966              13,517              16,126
    1/31/94          14,718              13,976              16,630
    2/28/94          14,015              13,597              16,571
    3/31/94          13,312              13,006              15,697
    4/30/94          13,667              13,172              15,790
    5/31/94          13,792              13,388              15,611
    6/30/94          12,769              13,060              15,085
    7/31/94          13,054              13,489              15,333
    8/31/94          13,869              14,041              16,187
    9/30/94          13,517              13,698              16,132
   10/31/94          13,712              14,005              16,067
   11/30/94          13,338              13,495              15,418
   12/31/94          13,740              13,695              15,831
    1/31/95          13,528              14,050              15,632
    2/28/95          14,272              14,597              16,282
    3/31/95          14,217              15,027              16,561
    4/30/95          14,288              15,469              16,928
    5/31/95          14,859              16,086              17,219
    6/30/95          15,759              16,460              18,113
    7/31/95          16,315              17,005              19,156
    8/31/95          16,260              17,048              19,553
    9/30/95          16,752              17,767              19,903
   10/31/95          16,678              17,703              19,013
   11/30/95          16,847              18,480              19,812
   12/31/95          17,326              18,836              20,335
    1/31/96          17,968              19,476              20,312
    2/29/96          18,642              19,657              20,946
    3/31/96          18,357              19,846              21,373
    4/30/96          19,138              20,139              22,517
    5/31/96          19,951              20,657              23,404
    6/30/96          19,085              20,736              22,442
    7/31/96          17,202              19,820              20,483
    8/31/96          18,229              20,239              21,673
    9/30/96          19,124              21,377              22,521
   10/31/96          19,533              21,967              22,174
   11/30/96          20,288              23,626              23,087
   12/31/96          21,294              23,158              23,692
    1/31/97          23,126              24,603              24,166
    2/28/97          22,511              24,797              23,579
    3/31/97          21,721              23,780              22,466
    4/30/97          20,717              25,198              22,529
    5/31/97          23,854              26,731              25,036
    6/30/97          25,837              27,928              26,110
    7/31/97          27,343              30,150              27,324
    8/31/97          28,321              28,462              27,950
    9/30/97          30,605              30,020              29,996
   10/31/97          30,040              29,018              28,679
   11/30/97          31,345              30,361              28,493
   12/31/97          31,934              30,882              28,991
    1/31/98          32,318              31,223              28,533
    2/28/98          35,575              33,473              30,642
    2/28/98          35,575              33,473              30,642
    3/31/98          37,766              35,186              31,904
    4/30/98          39,231              35,540              32,080
    5/31/98          37,396              34,930              30,351
    6/30/98          37,368              36,348              30,415
    7/31/98          35,490              35,962              27,951
    8/31/98          26,870              30,768              22,523
    9/30/98          27,880              32,739              24,286
   10/31/98          30,085              35,399              25,277
   11/30/98          31,621              37,544              26,602
   12/31/98          33,328              39,706              28,248
    1/31/99          34,091              41,367              28,624
    2/28/99          30,083              40,081              26,306
    3/31/99          30,230              41,685              26,716
    4/30/99          30,715              43,299              29,110
    5/31/99          30,098              42,277              29,535
    6/30/99          31,228              44,623              30,870
    7/31/99          30,274              43,230              30,024
    8/31/99          29,202              43,015              28,913
    9/30/99          29,276              41,836              28,919
   10/31/99          29,643              44,483              29,037
   11/30/99          30,920              45,390              30,771
   12/31/99          34,209              48,062              34,254
    1/31/00          32,227              45,647              33,703
    2/29/00          35,897              44,783              39,267
    3/31/00          37,659              49,165              36,679
    4/30/00          35,501              47,681              34,471
    5/31/00          31,302              46,703              32,462
    6/30/00          33,533              47,854              35,292
    7/31/00          33,856              47,110              34,156
    8/31/00          36,793              50,036              36,762
    9/30/00          35,721              47,395              35,681
   10/31/00          34,958              47,194              34,090
   11/30/00          31,728              43,473              30,589
   12/31/00          32,785              43,687              33,216
    1/31/01          36,323              45,237              34,947
    2/28/01          32,873              41,112              32,654
    3/31/01          30,759              38,508              31,057
    4/30/01          33,680              41,500              33,486
    5/31/01          37,703              41,778              34,310
    6/30/01          41,359              40,761              35,524

Investment Values:

SAFECO

Growth Opportunities Fund  $41,359

S&P 500 Index $40,761

Russell 2000 Index $35,524

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                                     Percent of
 TOP FIVE INDUSTRIES                 Net Assets
-----------------------------------------------
 Diversified Commercial Services         14%
 Health Care Equipment                   12
 Biotechnology                           10
 Application Software                    10
 Diversified Financial Services           7

                                     Percent of
 TOP TEN HOLDINGS                    Net Assets
-----------------------------------------------
 NCO Group, Inc.                        7.1%
  (Diversified Commercial Services)
 PolyMedica Corp.                       5.3
  (Health Care Supplies)
 United Stationers, Inc.                3.4
  (Office Services & Supplies)
 Rent-Way, Inc.                         3.2
  (Diversified Financial Services)
 ESC Medical Systems, Ltd.              3.2
  (Health Care Equipment)
 Iron Mountain, Inc.                    3.0
  (Diversified Commercial Services)
 MICROS Systems, Inc.                   3.0
  (Application Software)
 Serologicals Corp.                     2.7
  (Biotechnology)
 Elizabeth Arden, Inc.                  2.5
  (Personal Products)
 Western Wireless Corp. (Class A)       2.3
  (Wireless Telecom. Services)

TOP FIVE PURCHASES
For the Period Ended June 30,       Cost
2001                              (000's)
------------------------------------------
Western Wireless Corp. (Class A)  $21,659
Palm, Inc.                         16,433
ESC Medical Systems, Ltd.          16,371
PolyMedica Corp.                   12,997
iShare Russell Growth Index Fund   12,925

TOP FIVE SALES
For the Period Ended June 30,     Proceeds
2001                              (000's)
------------------------------------------
Rent-A-Center, Inc                $22,268
Wet Seal, Inc. (Class A)           18,411
Serologicals Corp.                 18,077
Elan Corp., plc (ADR)              16,196
American Healthways, Inc.          14,878

WEIGHTINGS AS A PERCENT
OF NET ASSETS
--------------------------------------------------------------------------------

                                  [PIE CHART]

1 Small - Common Stocks:  (Less than $1.5 Bil.)    80.6%
2 Medium - Common Stocks: ($1.5 Bil. - $4 Bil.)     8.6%
3 Large - Common Stocks: ($4 Bil. and above)        1.3%
4 Cash & Other:                                     9.5%

Portfolio of Investments
SAFECO Growth Opportunities Fund
As of June 30, 2001
(Unaudited)


                                                                       Value
 SHARES OR PRINCIPAL AMOUNT                                          (000's)
----------------------------------------------------------------------------
 COMMON STOCKS--86.6%

 Application Software--9.8%
    779,800 *  Aspen Technology, Inc.                               $ 18,871
    436,400 *  CryptoLogic, Inc.                                       9,946
  1,098,652 *  J.D. Edwards & Co.                                     15,535
  1,233,828 *+ MICROS Systems, Inc.                                   27,144
    575,200 *+ PLATO Learning, Inc.                                   17,802

 Banks--1.4%
    383,735    Doral Financial Corp.                                  13,162

 Biotechnology--9.6%
    448,100 *  Applied Molecular Evolution, Inc.                       5,592
  1,150,000 *  AtheroGenics, Inc. (Illiquid)
               (acquired 6/15/01)**++                                  6,210
    105,000 *  Bio-Technology General Corp.                            1,376
    475,000 *  Cellegy Pharmaceuticals, Inc. (Illiquid) (acquired
               6/06/01)**++                                            2,941
    449,400 *  Ista Pharmaceuticals, Inc.                              1,461
    953,200 *+ North American Scientific, Inc.                        13,821
    764,100 *  Novavax, Inc.                                           8,405
    417,000 *  Pain Therapeutics, Inc.                                 3,190
    370,600 *  SangStat Medical Corp.                                  6,070
  1,173,456 *  Serologicals Corp.                                     25,042
    861,000 *+ SpectRx, Inc. (Illiquid)
               (acquired 5/31/01)**++                                  6,401
    522,600 *  SuperGen, Inc.                                          7,698

 Broadcasting & Cable TV--0.3%
    118,500 *  ValueVision International, Inc.
               (Class A)                                               2,577

 Casinos & Gaming--1.4%
    201,900 *  Anchor Gaming                                          13,047

 Catalog Retail--0.5%
    479,500 *+ Concepts Direct, Inc.                                   1,486
    662,400 *+ Provell, Inc.                                           2,716

 Computer Hardware--1.5%
  2,323,000    Palm, Inc.                                             14,101

 Consumer Finance--0.0%
    259,600 *+ Towne Services, Inc.                                      223

 Diversified Commercial Services--14.0%
    323,400    Central Parking Corp.                                   6,048
    396,600 *  FirstService Corp.                                      8,963
    594,500 *+ FTI Consulting, Inc.                                   12,960
    618,520 *  Iron Mountain, Inc.                                    27,734
  2,103,952 *+ NCO Group, Inc.                                        65,075
    608,400 *  ResortQuest International, Inc.                         6,997

 Diversified Financial Services--4.3%
     66,300 *  Instinet Group, Inc.                                    1,236
  2,695,700 *+ Rent-Way, Inc.                                         29,383

 Environmental Services--0.3%
    270,900 *  Newpark Resources, Inc.                                 3,007

 Footwear--0.9%
    456,000 *  Steven Madden, Ltd.                                     8,331

 Health Care Equipment--11.4%
    153,900 *  ABIOMED, Inc.                                           3,629
    329,000 *  Aksys, Ltd.                                             3,418
  1,418,400 *+ Conceptus, Inc.                                        21,276
  1,068,500 *+ Endocare, Inc.                                         17,085
  1,016,300 *  ESC Medical Systems, Ltd.                              29,320
    301,800 *  INAMED Corp.                                            7,379
    560,550 *+ Lifeline Systems, Inc.                                 11,076
    490,300 *+ Physiometrix, Inc.                                      1,471
    416,000 *  SonoSite, Inc.                                          8,070
    411,200 *  STAAR Surgical Co.                                      1,986

 Health Care Facilities--2.7%
    599,475 +  Matria Healthcare, Inc.                                 9,436
    109,700 *  Novametrix Medical Systems, Inc.                          659
  1,226,300 *+ Prime Medical Services, Inc.                            5,531
  1,072,700 *  Res-Care, Inc.                                          8,861

 Health Care Supplies--5.5%
    296,000 *  AeroGen, Inc.                                           1,995
  1,197,700 *+ PolyMedica Corp.                                       48,507

 Home Furnishings--0.2%
    233,700 *  Rainbow Rentals, Inc.                                   1,636

 Internet Software & Services--4.0%
    534,000 *  Centra Software, Inc.                                   9,073
  2,365,188 *  InfoSpace, Inc.                                         9,082
     70,000 *  IntraNet Solutions, Inc.                                2,664
    777,200 *  Websense, Inc.                                         15,544

 IT Consulting & Services--0.2%
    221,300 *  CIBER, Inc.                                             2,102

 Office Services & Supplies--3.4%
    997,000 *  United Stationers, Inc.                                31,465

 Paper Packaging--1.0%
    655,800    Intertape Polymer Group, Inc.                           8,912

 Personal Products--3.6%
    943,800 *+ Elizabeth Arden, Inc.                                  23,038
  1,149,300 *  Nu Skin Enterprises, Inc. (Class A)                     9,769

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO MUTUAL FUNDS                                               1-800-624-5711

Portfolio of Investments
SAFECO Growth Opportunities Fund
As of June 30, 2001
(Unaudited)

                                                                      Value
 SHARES OR PRINCIPAL AMOUNT                                         (000's)
---------------------------------------------------------------------------
 Pharmaceuticals--3.6%
    216,735 *  Emisphere Technologies, Inc.                        $  6,301
    650,100 *  First Horizon Pharmaceutical Corp.                    20,868
    435,000 *+ Nastech Pharmaceutical Co., Inc.                       4,285
     65,000 *  XOMA, Ltd.                                             1,109

 Property & Casualty Insurance--0.6%
    465,000    Vesta Insurance Group, Inc.                            5,092

 Publishing & Printing--0.3%
    634,700 *  Mail-Well, Inc.                                        2,697

 Restaurants--0.3%
    257,500 *  NPC International, Inc.                                2,781

 Semiconductors--0.6%
    211,900 *  PSi Technologies Holdings, Inc.                        1,271
               (ADR)
  1,162,800 *  SONICblue, Inc.                                        3,837

 Specialty Chemicals--0.0%
     16,000 *  Eden Bioscience Corp.                                    160

 Specialty Stores--0.7%
    202,200    Claire's Stores, Inc.                                  3,915
    542,213 *+ Harold's Stores, Inc.                                  1,627
    710,000 *+ TRM Copy Centers Corp.                                 1,207

 Systems Software--1.3%
    355,000 *  NYFIX, Inc.                                           11,342
    831,700 *+ Sphinx International, Inc.                               790
               (Illiquid)

 Telecommunications Equipment--0.7%
    123,500 *  ADTRAN, Inc.                                           2,532
    465,000 *  Innotrac Corp.                                         3,488

 Wireless Telecommunications Services--3.5%
    487,130    Deutsche Telekom AG (ADR)                             10,936
    496,300 *  Western Wireless Corp. (Class A)                      21,341
                                                                   --------
 TOTAL COMMON STOCKS                                                793,114
                                                                   --------

 INDEXED SECURITIES--3.9%
    200,000    iShares Russell 2000 Growth Index Fund                12,740
    100,000    iShares Russell 2000 Index Fund                       10,170
    100,000    iShares Russell 2000 Value Index Fund                 12,900
                                                                   --------
 TOTAL INDEXED SECURITIES                                            35,810
                                                                   --------
 WARRANTS--0.5%

 Biotechnology--0.2%
    175,000 * Novavax, Inc.++                                           874
    172,200 * SpectRx, Inc. (Illiquid) (acquired 5/31/01)**++           749

 Health Care Equipment--0.1%
     92,625 * Endocare, Inc.++                                        1,149

 Pharmaceuticals--0.2%
    217,500 * Nastech Pharmaceutical Co., Inc.++                      1,671
                                                                   --------
 TOTAL WARRANTS                                                       4,443
                                                                   --------

 CASH EQUIVALENTS--8.0%

 Investment Companies
 43,518,593   AIM Short-Term Investments Co. Liquid Assets Money     43,519
              Market Portfolio (Institutional Shares)
 29,498,984   J.P. Morgan Institutional Prime Money Market           29,499
                                                                   --------
 TOTAL CASH EQUIVALENTS                                              73,018
                                                                   --------

 TOTAL INVESTMENTS--99.0%                                           906,385

 Other Assets, less Liabilities                                       9,577
                                                                   --------
 NET ASSETS                                                        $915,962
                                                                   ========

 * Non-income producing security.
** Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to an "accredited investor" or a "qualified institutional buyer". The total cost of such securities is $14,714,000 and the total value is 1.78% of net assets.
 + Affiliated issuer as defined by the Investment Company Act of 1940 (the Fund controls 5% or more of the outstanding voting shares of the company). Total cost of such securities is $262,077,000.
++ Securities are valued at fair value as determined by, and under supervision of, the Board of Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

Report From the Fund Manager
SAFECO Equity Fund
June 30, 2001


[PHOTO] Richard Meagley

SAFECO Equity Fund's blend of defensive characteristics and growth potential has kept the Fund ahead of the S&P 500 Index for the six and 12 months ended June 30. Still, the Fund and Index shared a number of decliners. Year to date, Nortel, Tellabs declined by approximately two-thirds; Cisco declined by slightly over one-half; while CVS, Interpublic and Merck fell roughly one-third.

On the plus side, Washington Mutual, Microsoft, AOL, Duke Energy, IBM and Bank of America turned in strong performances. I made major sales of Washington Mutual and GE to keep those position sizes in check. I exited Freddie Mac when it became fully valued and eliminated JDS Uniphase when its outlook deteriorated.

In the first quarter, we bought SBC Communications as a safer harbor in telecommunications and chose El Paso Corp. (natural gas and pipelines) and Duke Energy (electricity generation) for being "growthier" utilities. I bought Tyco International (industrial conglomerate) for its earnings and Anheuser-Busch for the stability that consumer staples provide.

In the second quarter, we completed establishing a position in El Paso and added to Anheuser-Busch, American Home Products and Procter & Gamble for their reasonable valuations and above-average earnings visibility. Even though CVS, Merck and Interpublic Group remain on my target list, I did not add to them when they declined on disappointing earnings. Their prices didn't dip to levels at which I would be a buyer.

I diversified our healthcare stake into American Home Products by scaling back Bristol-Myers Squibb. Those two, plus Pfizer, Merck and Johnson & Johnson represent us there.

I expect our current, diverse blend of growth and value stocks to hold up well if the market continues to struggle and, at the same time, position us to participate in an upturn.

Richard Meagley

Richard Meagley joined SAFECO in 1983. After advancing from analyst to Northwest Fund Manager, he left the company for two years, then he re-joined in January 1995 as Equity Fund Manager and a vice president of SAFECO Asset Management Company. He holds an MBA from the University of Washington, and is a Chartered Financial Analyst.

SAFECO MUTUAL FUNDS                                          www.safecofunds.com

Performance Overview & Highlights
SAFECO Equity Fund

                              [PERFORMANCE GRAPH]

NO-LOAD CLASS
----------------------------------------------------------------------------------
Average Annual Total Return for the
periods ended June 30, 2001            Six Month*     1 Year    5 year     10 Year
----------------------------------------------------------------------------------
SAFECO Equity Fund                       (6.48)%     (14.00)%     9.66%     14.62%
S&P 500 Index                            (6.69)%     (14.81)%    14.48%     15.09%
Lipper, Inc. (Large-Cap Core Funds)      (8.63)%     (15.90)%    12.05%     13.20%
*Not Annualized
----------------------------------------------------------------------------------

                                  SAFECO
         Date                  Equity Fund                  S&P 500
         ----                  -----------                  -------
       6/30/91                    10,000                    10,000
       7/31/91                    10,671                    10,466
       8/31/91                    10,838                    10,713
       9/30/91                    10,691                    10,534
      10/31/91                    10,866                    10,675
      11/30/91                    10,187                    10,246
      12/31/91                    11,244                    11,416
       1/31/92                    11,913                    11,203
       2/29/92                    12,115                    11,348
       3/31/92                    11,570                    11,128
       4/30/92                    11,666                    11,454
       5/31/92                    11,560                    11,510
       6/30/92                    10,725                    11,339
       7/31/92                    11,163                    11,802
       8/31/92                    10,704                    11,561
       9/30/92                    10,735                    11,697
      10/31/92                    11,253                    11,737
      11/30/92                    11,996                    12,135
      12/31/92                    12,286                    12,284
       1/31/93                    12,693                    12,387
       2/28/93                    12,704                    12,556
       3/31/93                    13,387                    12,820
       4/30/93                    13,081                    12,511
       5/31/93                    14,158                    12,844
       6/30/93                    14,215                    12,882
       7/31/93                    14,022                    12,830
       8/31/93                    14,807                    13,316
       9/30/93                    15,219                    13,211
      10/31/93                    15,620                    13,484
      11/30/93                    15,705                    13,356
      12/31/93                    16,083                    13,517
       1/31/94                    17,047                    13,976
       2/28/94                    16,620                    13,597
       3/31/94                    15,982                    13,006
       4/30/94                    16,496                    13,172
       5/31/94                    16,974                    13,388
       6/30/94                    16,363                    13,060
       7/31/94                    16,781                    13,489
       8/31/94                    17,802                    14,041
       9/30/94                    17,732                    13,698
      10/31/94                    18,064                    14,005
      11/30/94                    17,707                    13,495
      12/31/94                    17,681                    13,695
       1/31/95                    17,810                    14,050
       2/28/95                    18,276                    14,597
       3/31/95                    18,424                    15,027
       4/30/95                    18,919                    15,469
       5/31/95                    19,400                    16,086
       6/30/95                    19,881                    16,460
       7/31/95                    20,195                    17,005
       8/31/95                    20,757                    17,048
       9/30/95                    21,560                    17,767
      10/31/95                    21,293                    17,703
      11/30/95                    21,983                    18,480
      12/31/95                    22,147                    18,836
       1/31/96                    22,740                    19,476
       2/29/96                    22,942                    19,657
       3/31/96                    23,177                    19,846
       4/30/96                    23,671                    20,139
       5/31/96                    24,222                    20,657
       6/30/96                    24,670                    20,736
       7/31/96                    23,723                    19,820
       8/31/96                    23,971                    20,239
       9/30/96                    25,449                    21,377
      10/31/96                    26,268                    21,967
      11/30/96                    28,243                    23,626
      12/31/96                    27,686                    23,158
       1/31/97                    29,287                    24,603
       2/28/97                    29,403                    24,797
       3/31/97                    28,224                    23,780
       4/30/97                    29,044                    25,198
       5/31/97                    30,968                    26,731
       6/30/97                    32,233                    27,928
       7/31/97                    34,414                    30,150
       8/31/97                    32,636                    28,462
       9/30/97                    33,812                    30,020
      10/31/97                    32,735                    29,018
      11/30/97                    33,795                    30,361
      12/31/97                    34,387                    30,882
       1/31/98                    34,915                    31,223
       2/28/98                    37,678                    33,473
       3/31/98                    38,942                    35,186
       4/30/98                    39,012                    35,540
       5/31/98                    38,289                    34,930
       6/30/98                    39,268                    36,348
       7/31/98                    38,809                    35,962
       8/31/98                    33,787                    30,768
       9/30/98                    36,188                    32,739
      10/31/98                    39,398                    35,399
      11/30/98                    41,898                    37,544
      12/31/98                    42,961                    39,706
       1/31/99                    43,645                    41,367
       2/28/99                    42,777                    40,081
       3/31/99                    44,140                    41,685
       4/30/99                    46,900                    43,299
       5/31/99                    45,937                    42,277
       6/30/99                    47,354                    44,623
       7/31/99                    46,389                    43,230
       8/31/99                    45,925                    43,015
       9/30/99                    44,181                    41,836
      10/31/99                    47,378                    44,483
      11/30/99                    46,579                    45,390
      12/31/99                    46,988                    48,062
       1/31/00                    45,071                    45,647
       2/29/00                    42,351                    44,783
       3/31/00                    46,471                    49,165
       4/30/00                    45,257                    47,681
       5/31/00                    45,002                    46,703
       6/30/00                    45,494                    47,854
       7/31/00                    44,513                    47,110
       8/31/00                    46,808                    50,036
       9/30/00                    44,034                    47,395
      10/31/00                    44,800                    47,194
      11/30/00                    41,774                    43,473
      12/31/00                    41,835                    43,687
       1/31/01                    42,990                    45,237
       2/28/01                    39,668                    41,112
       3/31/01                    37,567                    38,508
       4/30/01                    39,778                    41,500
       5/31/01                    40,143                    41,778
       6/30/01                    39,124                    40,761

Investment Values:

SAFECO
Equity Fund $39,124

S&P 500 Index $40,761

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                                        Percent of
 TOP FIVE INDUSTRIES                    Net Assets
--------------------------------------------------
 Pharmaceuticals                            15%
 Diversified Financial Services              9
 Integrated Oil & Gas                        7
 Integrated Telecom. Services                7
 Industrial Conglomerates                    6

                                        Percent of
 TOP TEN HOLDINGS                       Net Assets
--------------------------------------------------
 Exxon Mobil Corp.                         4.4%
  (Integrated Oil & Gas)
 Citigroup, Inc.                           4.0
  (Diversified Financial Services)
 Washington Mutual, Inc.                   4.0
  (Banks)
 General Electric Co.                      3.9
  (Industrial Conglomerates)
 Microsoft Corp.                           3.5
  (Systems Software)
 Federal National Mortgage Association     3.2
  (Diversified Financial Services)
 Pfizer, Inc.                              3.2
  (Pharmaceuticals)
 Johnson & Johnson                         3.2
  (Pharmaceuticals)
 American International Group, Inc.        3.1
  (Multi-Line Insurance)
 AOL Time Warner, Inc.                     2.9
  (Movies & Entertainment)

TOP FIVE PURCHASES
For the Period Ended June 30,             Cost
2001                                    (000's)
--------------------------------------------------
SBC Communications, Inc.                $31,116
El Paso Corp.                            26,107
Tyco International, Ltd.                 23,167
Anheuser-Busch Companies, Inc.           20,967
Duke Energy Corp.                        18,218

TOP FIVE SALES
For the Period Ended June 30,           Proceeds
2001                                    (000's)
--------------------------------------------------
Washington Mutual, Inc.                 $47,755
General Electric Co.                     24,997
Federal Home Loan Mortgage Corp.         18,721
Microsoft Corp.                          17,140
Praxair, Inc.                            15,069

WEIGHTINGS AS A PERCENT
OF NET ASSETS
---------------------------------------------------------

                       [PIE CHART]

1 Large - Common Stocks:  ($4 Bil. and above)       95.4%
2 Cash & Other:                                      4.3%
3 Medium - Common Stocks: ($1.5 Bil. - $4 Bil.)      0.3%

Portfolio of Investments
SAFECO Equity Fund
As of June 30, 2001
(Unaudited)


                                                                       Value
 SHARES OR PRINCIPAL AMOUNT                                           (000's)
-----------------------------------------------------------------------------
 COMMON STOCKS--95.7%

 Advertising--0.8%
    350,000   Interpublic Group Cos., Inc.                         $   10,272

 Banks--5.7%
    350,000   Bank of America Corp.                                    21,010
  1,350,000   Washington Mutual, Inc.                                  50,693

 Brewers--1.6%
    500,000   Anheuser-Busch Companies, Inc.                           20,600

 Computer Hardware--5.1%
    500,000 * Dell Computer Corp.                                      12,975
    385,000   Hewlett-Packard Co.                                      11,011
    260,000   International Business Machines Corp.                    29,380
    750,000   Palm, Inc.                                                4,552
    400,000 * Sun Microsystems, Inc.                                    6,288

 Computer Storage & Peripherals--0.9%
    400,000 * EMC Corp.                                                11,620

 Data Processing Services--1.0%
    250,000   Automatic Data Processing, Inc.                          12,425

 Department Stores--1.4%
    500,000   May Department Stores Co.                                17,130

 Diversified Financial Services--9.1%
    965,000   Citigroup, Inc.                                          50,991
    475,000   Federal National Mortgage Association                    40,446
    525,000   J.P. Morgan Chase & Co.                                  23,415

 Drug Retail--0.9%
    300,000   CVS Corp.                                                11,580

 Electric Utilities--1.6%
    530,000   Duke Energy Corp.                                        20,675

 Electrical Components & Equipment--1.0%
    200,000   Emerson Electric Co.                                     12,100

 Gas Utilities--1.6%
    375,000   El Paso Corp.                                            19,702

 General Merchandise Stores--2.5%
    650,000   Wal-Mart Stores, Inc.                                    31,720

 Household Products--2.5%
    500,000   Procter & Gamble Co.                                     31,900

 Industrial Conglomerates--5.8%
  1,000,000   General Electric Co.                                     48,750
    450,000   Tyco International, Ltd.                                 24,525

 Industrial Gases--1.1%
    300,000   Praxair, Inc.                                            14,100

 Industrial Machinery--1.3%
    425,000   Dover Corp.                                              16,001

 Integrated Oil & Gas--7.2%
    640,000   Exxon Mobil Corp.                                        55,904
    600,000   Royal Dutch Petroleum Co. (ADR)                          34,962

 Integrated Telecommunications Services--6.7%
    500,000   AT&T Corp.                                               11,000
    500,000   CenturyTel, Inc.                                         15,150
    625,000   SBC Communications, Inc.                                 25,038
    550,000   Verizon Communications                                   29,425
    300,000 * WorldCom, Inc.--WorldCom Group                            4,488

 Movies & Entertainment--4.5%
    700,000 * AOL Time Warner, Inc.                                    37,100
    700,000   Walt Disney Co.                                          20,223

 Multi-Line Insurance--3.1%
    450,000   American International Group, Inc.                       38,700

 Networking Equipment--1.3%
    930,000 * Cisco Systems, Inc.                                      16,926

 Personal Products--1.1%
    500,000   Gillette Co.                                             14,495

 Pharmaceuticals--14.5%
    500,000   Abbott Laboratories                                      24,005
    550,000   American Home Products Corp.                             32,142
    400,000   Bristol-Myers Squibb Co.                                 20,920
    800,000   Johnson & Johnson                                        40,000
    400,000   Merck & Co., Inc.                                        25,564
  1,000,000   Pfizer, Inc.                                             40,050

                       SEE NOTES TO FINANCIAL STATEMENTS


SAFECO MUTUAL FUNDS                                               1-800-624-5711

Portfolio of Investments
SAFECO Equity Fund
As of June 30, 2001
(Unaudited)

                                                                         Value
 SHARES OR PRINCIPAL AMOUNT                                            (000's)
------------------------------------------------------------------------------
 Publishing & Printing--1.6%
    300,000   Gannett Co., Inc.                                     $   19,770

 Semiconductor Equipment--2.6%
    130,000 * Applied Materials, Inc.                                    6,383
    900,000   Intel Corp.                                               26,325

 Semiconductors--0.6%
    225,000   Texas Instruments, Inc.                                    7,088

 Soft Drinks--1.7%
    500,000   PepsiCo, Inc.                                             22,100

 Systems Software--4.7%
    600,000 * Microsoft Corp.                                           43,560
    860,000 * Oracle Corp.                                              16,340

 Telecommunications Equipment--2.2%
    600,000   Lucent Technologies, Inc.                                  3,720
    500,000   Motorola, Inc.                                             8,280
    450,000   Nortel Networks Corp.                                      4,091
    150,000 * QUALCOMM, Inc.                                             8,772
    150,000 * Tellabs, Inc.                                              2,907
                                                                    ----------
 TOTAL COMMON STOCKS                                                 1,209,289
                                                                    ----------

 CASH EQUIVALENTS--4.5%

 Investment Companies
    56,252,596 AIM Short-Term Investments Co. Liquid Assets Money       56,253
               Market Portfolio (Institutional Shares)
                                                                    ----------
 TOTAL CASH EQUIVALENTS                                                 56,253
                                                                    ----------
 TOTAL INVESTMENTS--100.2%                                           1,265,542
 Other Assets, less Liabilities                                         (2,209)
                                                                    ----------
 NET ASSETS                                                         $1,263,333
                                                                    ==========

 *  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

Report From the Fund Managers
SAFECO Dividend Income Fund
June 30, 2001



The Dividend Income Fund finished the first half of 2001 slightly ahead of the S&P 500 and behind the Russell 1000 Value Index. After a dismal first quarter, the market rotated to technology and cyclical stocks in anticipation of economic recovery, and small capitalization stocks outperformed large ones. Both of these trends worked against dividend-paying, large-cap stocks and funds, including the SAFECO Dividend Income Fund.

Specific stocks hurt our performance relative to the Russell 1000 Value Index. Primarily, they were companies that guided earnings expectations downward (CVS, Interpublic Group, Bristol-Myers Squibb among others) and our electric utilities. In all cases, we believe these companies have good long-term prospects and still own them.

We did sell companies we think have poor prospects including AT&T, Tellabs and Nortel. We sold Pepsi because we thought its valuation was high and exited PolyMedica, Landauer and Fidelity National Financial for larger companies.

Within our portfolio, Microsoft and IBM benefited by the market's return to technology, while Du Pont and Air Products gained on the hope of an economic upturn. Tyco International, a first quarter purchase, climbed on very strong earnings, while American General rose on the news that it would be acquired by American International Group.

We are focused on buying higher-quality, cash-generating large-caps at valuations that we think are attractive. We have added B.F. Goodrich, Ingersoll-Rand, United Parcel Service, ALLTEL, Northrop Grumman, Electronic Data Systems, Anheuser-Busch, Computer Associates and Nokia to the portfolio since the year began. We will sell, or cut companies back, when we believe their stock price has outstripped their growth prospects.

SAFECO Asset Management Company

The SAFECO Dividend Income Fund is managed by a team of investment professionals at SAFECO Asset Management Company, the Fund's investment advisor. All investment decisions are made by this team and no single person has primary responsibility for making recommendations to the team.

SAFECO MUTUAL FUNDS                                          www.safecofunds.com

Performance Overview & Highlights
SAFECO Dividend Income Fund

                              [PERFORMANCE GRAPH]

NO-LOAD CLASS
-------------------------------------------------------------------------------
Average Annual Total Return for the
periods ended June 30, 2001            Six Month*     1 Year    5 year  10 Year
-------------------------------------------------------------------------------
SAFECO Dividend Income Fund              (5.18)%      (3.68)%     6.37%  10.18%
S&P 500 Index                            (6.69)%     (14.81)%    14.48%  15.09%
Russell 1000 Value Index                 (1.26)%      10.33 %    14.95%  15.78%
Lipper, Inc. (Equity-Income Funds)       (2.03)%       7.13 %    10.97%  12.76%
*Not Annualized
-------------------------------------------------------------------------------

                       SAFECO Dividend                      Russell 1000
         Date            Income Fund        S&P 500         Value Index
         ----          ---------------      -------         ------------
       6/30/91            10,000            10,000            10,000
       7/31/91            10,285            10,466            10,419
       8/31/91            10,596            10,713            10,609
       9/30/91            10,580            10,534            10,531
      10/31/91            10,690            10,675            10,706
      11/30/91            10,249            10,246            10,157
      12/31/91            10,885            11,416            11,008
       1/31/92            10,968            11,203            11,026
       2/29/92            11,003            11,348            11,296
       3/31/92            10,897            11,128            11,132
       4/30/92            11,215            11,454            11,612
       5/31/92            11,321            11,510            11,670
       6/30/92            11,362            11,339            11,597
       7/31/92            11,785            11,802            12,045
       8/31/92            11,699            11,561            11,676
       9/30/92            11,824            11,697            11,838
      10/31/92            11,606            11,737            11,848
      11/30/92            11,903            12,135            12,237
      12/31/92            12,133            12,284            12,528
       1/31/93            12,398            12,387            12,891
       2/28/93            12,633            12,556            13,345
       3/31/93            13,061            12,820            13,739
       4/30/93            12,883            12,511            13,563
       5/31/93            13,054            12,844            13,836
       6/30/93            13,121            12,882            14,141
       7/31/93            13,054            12,830            14,300
       8/31/93            13,482            13,316            14,816
       9/30/93            13,520            13,211            14,840
      10/31/93            13,755            13,484            14,829
      11/30/93            13,588            13,356            14,524
      12/31/93            13,656            13,517            14,800
       1/31/94            14,102            13,976            15,359
       2/28/94            13,787            13,597            14,834
       3/31/94            13,305            13,006            14,282
       4/30/94            13,461            13,172            14,556
       5/31/94            13,469            13,388            14,724
       6/30/94            13,271            13,060            14,370
       7/31/94            13,681            13,489            14,817
       8/31/94            14,114            14,041            15,243
       9/30/94            13,922            13,698            14,736
      10/31/94            13,898            14,005            14,941
      11/30/94            13,406            13,495            14,338
      12/31/94            13,507            13,695            14,503
       1/31/95            13,850            14,050            14,949
       2/28/95            14,282            14,597            15,540
       3/31/95            14,687            15,027            15,880
       4/30/95            15,001            15,469            16,382
       5/31/95            15,439            16,086            17,072
       6/30/95            15,630            16,460            17,304
       7/31/95            16,240            17,005            17,906
       8/31/95            16,357            17,048            18,158
       9/30/95            16,852            17,767            18,816
      10/31/95            16,667            17,703            18,629
      11/30/95            17,249            18,480            19,574
      12/31/95            17,607            18,836            20,065
       1/31/96            18,170            19,476            20,691
       2/29/96            18,215            19,657            20,849
       3/31/96            18,431            19,846            21,203
       4/30/96            18,503            20,139            21,284
       5/31/96            19,115            20,657            21,550
       6/30/96            19,355            20,736            21,567
       7/31/96            18,810            19,820            20,752
       8/31/96            19,164            20,239            21,345
       9/30/96            20,050            21,377            22,195
      10/31/96            20,791            21,967            23,054
      11/30/96            21,882            23,626            24,725
      12/31/96            21,832            23,158            24,408
       1/31/97            22,689            24,603            25,592
       2/28/97            22,720            24,797            25,968
       3/31/97            21,886            23,780            25,034
       4/30/97            22,188            25,198            26,085
       5/31/97            23,780            26,731            27,543
       6/30/97            24,760            27,928            28,725
       7/31/97            26,112            30,150            30,885
       8/31/97            25,713            28,462            29,785
       9/30/97            26,860            30,020            31,584
      10/31/97            25,974            29,018            30,703
      11/30/97            26,913            30,361            32,060
      12/31/97            27,602            30,882            32,996
       1/31/98            28,041            31,223            32,528
       2/28/98            29,635            33,473            34,717
       3/31/98            30,862            35,186            36,842
       4/30/98            31,095            35,540            37,089
       5/31/98            30,421            34,930            36,540
       6/30/98            31,052            36,348            37,007
       7/31/98            29,709            35,962            36,352
       8/31/98            25,154            30,768            30,943
       9/30/98            25,618            32,739            32,719
      10/31/98            27,159            35,399            35,255
      11/30/98            28,654            37,544            36,898
      12/31/98            29,345            39,706            38,152
       1/31/99            29,782            41,367            38,458
       2/28/99            27,719            40,081            37,915
       3/31/99            28,363            41,685            38,700
       4/30/99            29,385            43,299            42,315
       5/31/99            29,057            42,277            41,849
       6/30/99            29,869            44,623            43,063
       7/31/99            28,818            43,230            41,801
       8/31/99            27,399            43,015            40,250
       9/30/99            26,641            41,836            38,842
      10/31/99            28,527            44,483            41,079
      11/30/99            28,463            45,390            40,758
      12/31/99            29,688            48,062            40,954
       1/31/00            27,778            45,647            39,619
       2/29/00            26,757            44,783            36,675
       3/31/00            28,819            49,165            41,150
       4/30/00            27,887            47,681            40,672
       5/31/00            27,661            46,703            41,099
       6/30/00            27,369            47,854            39,221
       7/31/00            26,580            47,110            39,711
       8/31/00            27,396            50,036            41,919
       9/30/00            26,418            47,395            42,305
      10/31/00            27,440            47,194            43,346
      11/30/00            26,781            43,473            41,738
      12/31/00            27,801            43,687            43,829
       1/31/01            27,571            45,237            43,995
       2/28/01            26,910            41,112            42,772
       3/31/01            25,680            38,508            41,262
       4/30/01            26,930            41,500            43,284
       5/31/01            27,447            41,778            44,258
       6/30/01            26,362            40,761            43,276

Investment Values:

SAFECO
Dividend Income Fund $26,362

S&P 500 Index $40,761

Russell 1000 Value Index $43,276

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                                        Percent of
 TOP FIVE INDUSTRIES                    Net Assets
--------------------------------------------------
 Integrated Oil & Gas                       11%
 Integrated Telecom. Services                9
 Pharmaceuticals                             7
 Diversified Financial Services              7
 Banks                                       7

                                        Percent of
 TOP TEN HOLDINGS                       Net Assets
--------------------------------------------------
 Texaco, Inc.                              4.1%
  (Integrated Oil & Gas)
 Tyco International, Ltd.                  3.0
  (Industrial Conglomerates)
 Washington Mutual, Inc.                   2.9
  (Banks)
 Verizon Communications                    2.9
  (Integrated Telecom. Services)
 Exxon Mobil Corp.                         2.7
  (Integrated Oil & Gas)
 Citigroup, Inc.                           2.6
  (Diversified Financial Services)
 Ingersoll-Rand Co.                        2.6
  (Industrial Machinery)
 Federal National Mortgage Association     2.4
  (Diversified Financial Services)
 Kimberly-Clark Corp.                      2.3
  (Household Products)
 First Industrial Realty Trust, Inc.       2.3

TOP FIVE PURCHASES                      Cost
For the Period Ended June 30, 2001    (000's)
----------------------------------------------
Citigroup, Inc.                        $6,537
Tyco International, Ltd.                5,447
SBC Communications, Inc.                5,104
Nortel Networks Corp.                   4,397
El Paso Corp.                           3,769

TOP FIVE SALES                        Proceeds
For the Period Ended June 30, 2001    (000's)
----------------------------------------------
PolyMedica Corp.                       $6,066
PepsiCo, Inc.                           5,989
Minnesota Mining & Manufacturing Co.    5,099
NCO Group, Inc.                         4,998
GATX Corp.                              4,770

WEIGHTINGS AS A PERCENT
OF NET ASSETS
--------------------------------------------------------------------------------

                                  [PIE CHART]

1 Large - Common Stocks: ($4 Bil. and above)                         89.7%
2 Medium - Common Stocks: ($1.5 Bil. - $4 Bil.)                       4.5%
3 Cash & Other:                                                       3.5%
4 Small - Common Stocks: (Less than $1.5 Bil.)                        2.3%

Portfolio of Investments
SAFECO Dividend Income Fund
As of June 30, 2001
(Unaudited)


                                                                     Value
 SHARES OR PRINCIPAL AMOUNT                                         (000's)
----------------------------------------------------------------------------
 COMMON STOCKS--96.5%

 Advertising--1.1%
    70,400 Interpublic Group Cos., Inc.                             $  2,066

 Aerospace & Defense--3.1%
    48,000 B.F. Goodrich Co.                                           1,823
    45,000 Boeing Co.                                                  2,502
    22,000 Northrop Grumman Corp.                                      1,762

 Air Freight & Couriers--1.6%
    55,000 United Parcel Service, Inc. (Class B)                       3,179

 Banks--6.5%
    55,761 Bank of America Corp.                                       3,347
   160,000 U.S. Bancorp                                                3,647
   150,000 Washington Mutual, Inc.                                     5,632

 Brewers--1.8%
    85,000 Anheuser-Busch Companies, Inc.                              3,502

 Computer Hardware--2.5%
    95,600 Hewlett-Packard Co.                                         2,734
    19,200 International Business Machines Corp.                       2,170

 Consumer Finance--1.5%
    44,000 Household International, Inc.                               2,935

 Department Stores--1.8%
   100,500 May Department Stores Co.                                   3,443

 Diversified Chemicals--1.6%
    64,000 Du Pont (E.I.) de Nemours & Co.                             3,087

 Diversified Financial Services--7.0%
    97,000 Citigroup, Inc.                                             5,125
    55,000 Federal National Mortgage Association                       4,683
    85,500 J.P. Morgan Chase & Co.                                     3,813

 Drug Retail--1.2%
    58,900 CVS Corp.                                                   2,274

 Electric Utilities--2.5%
    68,000 Duke Energy Corp.                                           2,653
    68,500 Reliant Energy, Inc.                                        2,206

 Electrical Components & Equipment--0.9%
    30,000 Emerson Electric Co.                                        1,815

 Electrical Equipment--1.3%
    80,000 Diebold, Inc.                                               2,572

 Forest Products--0.9%
    31,700 Weyerhaeuser Co.                                            1,743

 Gas Utilities--1.5%
    55,100 El Paso Corp.                                               2,895

 Household Products--2.3%
    80,400 Kimberly-Clark Corp.                                        4,494

 Housewares & Specialities--0.5%
    25,500 Fortune Brands, Inc.                                          978

 Industrial Conglomerates--4.7%
    67,200 General Electric Co.                                        3,276
   107,500 Tyco International, Ltd.                                    5,859

 Industrial Gases--1.7%
    72,000 Air Products and Chemicals, Inc.                            3,294

 Industrial Machinery--2.6%
   123,300 Ingersoll-Rand Co.                                          5,080

 Integrated Oil & Gas--10.7%
   115,000 Conoco, Inc. (Class A)                                      3,243
    59,406 Exxon Mobil Corp.                                           5,189
    75,000 Royal Dutch Petroleum Co. (ADR)                             4,370
   120,000 Texaco, Inc.                                                7,992

 Integrated Telecommunications Services--9.2%
    30,000 ALLTEL Corp.                                                1,838
    78,800 BellSouth Corp.                                             3,173
   110,000 CenturyTel, Inc.                                            3,333
   102,600 SBC Communications, Inc.                                    4,110
   103,740 Verizon Communications                                      5,550

 IT Consulting & Services--1.1%
    35,000 Electronic Data Systems Corp.                               2,188

 Life & Health Insurance--1.8%
    75,000 American General Corp.                                      3,484

 Movies & Entertainment--1.8%
   122,700 Walt Disney Co.                                             3,545

 Multi-Line Insurance--1.7%
    47,700 Hartford Financial Services Group, Inc.                     3,263

 Multi-Utilities--0.8%
    55,000 NiSource, Inc.                                              1,503

                       SEE NOTES TO FINANCIAL STATEMENTS


SAFECO MUTUAL FUNDS                                               1-800-624-5711

Portfolio of Investments
SAFECO Dividend Income Fund
As of June 30, 2001
(Unaudited)

                                                                      Value
 SHARES OR PRINCIPAL AMOUNT                                         (000's)
---------------------------------------------------------------------------
 Pharmaceuticals--7.1%
    78,000   Abbott Laboratories                                   $  3,745
    73,000   American Home Products Corp.                             4,266
    56,000   Bristol-Myers Squibb Co.                                 2,929
    59,600   Johnson & Johnson                                        2,980

 Publishing & Printing--1.7%
    51,000   Gannett Co., Inc.                                        3,361

 Real Estate Investment Trust--6.4%
    67,000   Equity Residential Properties Trust                      3,789
   137,000   First Industrial Realty Trust, Inc.                      4,403
   145,000   Liberty Property Trust                                   4,292

 Semiconductor Equipment--0.9%
    62,800   Intel Corp.                                              1,837

 Systems Software--2.3%
    30,000   Computer Associates International, Inc.                  1,080
    47,600 * Microsoft Corp.                                          3,456

 Telecommunications Equipment--0.9%
    75,000   Nokia Oyj (ADR)                                          1,653

 Tobacco--1.5%
    57,000   Philip Morris Cos., Inc.                                 2,893
                                                                   --------
 TOTAL COMMON STOCKS                                                188,054
                                                                   --------

 CASH EQUIVALENTS--3.7%

 Investment Companies
 7,202,191 AIM Short-Term Investments Co. Liquid Assets Money         7,202
           Market Portfolio (Institutional Shares)
                                                                   --------
 TOTAL CASH EQUIVALENTS                                               7,202
                                                                   --------
 TOTAL INVESTMENTS--100.2%                                          195,256
 Other Assets, less Liabilities                                        (377)
                                                                   --------
 NET ASSETS                                                        $194,879
                                                                   ========

*   Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

Report From the Fund Manager
SAFECO Northwest Fund
June 30, 2001



[PHOTO] William B. Whitlow

The SAFECO Northwest Fund's performance improved from the first to second quarter as tech and biotech improved; and we finished the first half of 2001 ahead of both the S&P 500 and the WM Northwest 50 Index. While better than its benchmarks, the Fund's year-to-date returns remain in negative territory.

Telecom proved the biggest drag on the Fund's and the market's performance. Since the year began, I have worked toward pruning and improving the quality of our tech holdings, lightening telecom most of all. At June 30, we were positioned more defensively, but still at levels that support our long-term strategy of overweighting in these high-growth areas.

Microsoft has been a big winner year to date, up nearly 70%. I sold shares to take profits and trim our position to 5% of net assets. The as-expected appeals court ruling--which decreased the likelihood of breakup--brightened the Northwest's economic outlook. (Microsoft stock options are a significant influence on personal income.)

Kroger, Costco, American Home Products, Starbucks and Safeway added stability to the Fund. As did our financials, which continued to perform well. Bank of America gained 27% through June 30. I've allowed disability insurer StanCorp to join our top ten, but did reduce our position in Washington Mutual as its share price growth slowed.

I also took profits in Ambassadors International and Expeditors. While I'm working to limit the position size of stocks that I perceive as higher risk, I'm also working to catch cyclical stocks on their upswing. Thus, I initiated a position in Alaska Airlines, am holding Boeing, and I added to Triquint Semiconductors and Tektronix.

While our overall portfolio is less aggressive, our tech holdings remain at a level that supports our long-term strategy of overweighting high-growth areas.

William B. Whitlow

William B. Whitlow began his career at SAFECO in 1976 and left in 1980. Before re-joining SAFECO in April 1997 as Northwest Fund Manager, he was Director of Research at Pacific Crest Securities. He holds a BA in chemistry from the University of Colorado and an MBA from the University of California at Berkeley. He is a CFA and a member of the Washington State Governor's Council of Economic Advisors.

SAFECO MUTUAL FUNDS                                          www.safecofunds.com

Performance Overview & Highlights
SAFECO Northwest Fund

                              [PERFORMANCE GRAPH]

NO-LOAD CLASS
-------------------------------------------------------------------------------
Average Annual Total Return for the
periods ended June 30, 2001            Six Month*     1 Year    5 year  10 Year
-------------------------------------------------------------------------------
SAFECO Northwest Fund                    (2.87)%     (24.03)%    11.70%  11.61%
S&P 500 Index                            (6.69)%     (14.81)%    14.48%  15.09%
WM Group NW 50 Index                     (3.42)%      (0.23)%    18.64%  14.79%
Lipper, Inc. (Multi-Cap Core Funds)      (6.44)%     (12.57)%    13.33%  14.61%
* Not Annualized
-------------------------------------------------------------------------------

                     SAFECO
        Date      Northwest Fund    S&P 500  WM Group NW 50 Index
        ----      --------------    -------  --------------------
       6/30/91       10,000          10,000        10,000
       7/31/91       10,596          10,466        10,470
       8/31/91       11,035          10,713        10,878
       9/30/91       10,765          10,534        10,656
      10/31/91       10,657          10,675        10,636
      11/30/91       10,001          10,246        10,199
      12/31/91       11,217          11,416        11,405
       1/31/92       11,701          11,203        11,986
       2/29/92       12,075          11,348        12,150
       3/31/92       11,810          11,128        11,747
       4/30/92       11,395          11,454        11,197
       5/31/92       11,514          11,510        11,081
       6/30/92       11,150          11,339        10,679
       7/31/92       11,407          11,802        10,774
       8/31/92       11,101          11,561        10,464
       9/30/92       11,564          11,697        10,862
      10/31/92       11,950          11,737        11,279
      11/30/92       12,455          12,135        11,770
      12/31/92       12,796          12,284        11,777
       1/31/93       12,847          12,387        11,852
       2/28/93       12,217          12,556        11,467
       3/31/93       12,695          12,820        11,925
       4/30/93       12,176          12,511        11,642
       5/31/93       12,441          12,844        11,914
       6/30/93       12,324          12,882        11,643
       7/31/93       12,222          12,830        11,209
       8/31/93       12,568          13,316        11,653
       9/30/93       12,559          13,211        11,375
      10/31/93       12,721          13,484        11,768
      11/30/93       12,772          13,356        12,005
      12/31/93       12,928          13,517        12,149
       1/31/94       13,156          13,976        12,501
       2/28/94       13,489          13,597        12,674
       3/31/94       12,918          13,006        12,212
       4/30/94       12,886          13,172        12,159
       5/31/94       13,084          13,388        12,327
       6/30/94       12,749          13,060        11,936
       7/31/94       12,936          13,489        12,012
       8/31/94       13,519          14,041        12,688
       9/30/94       13,210          13,698        12,185
      10/31/94       13,084          14,005        12,095
      11/30/94       12,759          13,495        11,862
      12/31/94       12,727          13,695        11,910
       1/31/95       12,885          14,050        11,859
       2/28/95       13,210          14,597        12,282
       3/31/95       13,651          15,027        12,671
       4/30/95       13,830          15,469        13,037
       5/31/95       14,040          16,086        13,022
       6/30/95       14,733          16,460        13,798
       7/31/95       15,500          17,005        14,305
       8/31/95       15,637          17,048        14,563
       9/30/95       15,721          17,767        15,080
      10/31/95       15,536          17,703        14,712
      11/30/95       15,503          18,480        14,912
      12/31/95       15,295          18,836        15,074
       1/31/96       15,440          19,476        14,978
       2/29/96       15,910          19,657        15,306
       3/31/96       16,873          19,846        15,796
       4/30/96       17,332          20,139        16,728
       5/31/96       17,624          20,657        16,981
       6/30/96       17,256          20,736        16,891
       7/31/96       16,439          19,820        16,044
       8/31/96       16,965          20,239        16,821
       9/30/96       17,232          21,377        17,237
      10/31/96       16,794          21,967        17,100
      11/30/96       17,532          23,626        18,319
      12/31/96       17,594          23,158        18,729
       1/31/97       18,870          24,603        19,546
       2/28/97       18,882          24,797        19,890
       3/31/97       18,082          23,780        19,321
       4/30/97       18,732          25,198        20,165
       5/31/97       19,983          26,731        21,797
       6/30/97       21,133          27,928        22,807
       7/31/97       22,946          30,150        24,867
       8/31/97       22,346          28,462        24,041
       9/30/97       23,459          30,020        25,703
      10/31/97       22,359          29,018        23,982
      11/30/97       23,334          30,361        25,416
      12/31/97       23,070          30,882        24,820
       1/31/98       22,857          31,223        24,703
       2/28/98       25,203          33,473        27,206
       3/31/98       25,522          35,186        28,479
       4/30/98       26,149          35,540        28,695
       5/31/98       24,243          34,930        26,963
       6/30/98       24,789          36,348        28,630
       7/31/98       23,270          35,962        26,855
       8/31/98       18,645          30,768        22,549
       9/30/98       19,725          32,739        23,589
      10/31/98       20,964          35,399        26,201
      11/30/98       22,750          37,544        29,174
      12/31/98       23,876          39,706        32,659
       1/31/99       25,304          41,367        34,292
       2/28/99       24,321          40,081        33,781
       3/31/99       24,590          41,685        36,146
       4/30/99       25,142          43,299        37,581
       5/31/99       26,274          42,277        37,629
       6/30/99       28,240          44,623        39,371
       7/31/99       27,607          43,230        36,352
       8/31/99       27,620          43,015        36,239
       9/30/99       27,297          41,836        35,502
      10/31/99       30,139          44,483        37,347
      11/30/99       32,616          45,390        37,955
      12/31/99       36,823          48,062        41,740
       1/31/00       36,751          45,647        41,198
       2/29/00       40,807          44,783        42,852
       3/31/00       41,708          49,165        45,380
       4/30/00       36,562          47,681        41,207
       5/31/00       34,934          46,703        38,559
       6/30/00       39,498          47,854        39,796
       7/31/00       37,594          47,110        38,916
       8/31/00       39,484          50,036        41,773
       9/30/00       35,428          47,395        39,680
      10/31/00       35,486          47,194        40,870
      11/30/00       30,761          43,473        38,166
      12/31/00       30,892          43,687        41,111
       1/31/01       33,073          45,237        42,442
       2/28/01       29,584          41,112        38,165
       3/31/01       26,982          38,508        35,484
       4/30/01       28,057          41,500        38,611
       5/31/01       29,206          41,778        39,495
       6/30/01       30,005          40,761        39,706

Investment Values:

SAFECO
Northwest Fund  $30,005

S&P 500 Index   $40,761

WM Group NW 50 Index $39,706

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in relevant market indexes. The indexes are unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                                               Percent of
 TOP FIVE INDUSTRIES                           Net Assets
---------------------------------------------------------
 Banks                                             13%
 Food Retail                                        6
 Life & Health Insurance                            5
 Systems Software                                   5
 Restaurants                                        5

                                               Percent of
 TOP TEN HOLDINGS                              Net Assets
---------------------------------------------------------
 StanCorp Financial Group, Inc.                   5.4%
  (Life & Health Insurance)
 Microsoft Corp.                                  5.0
  (Systems Software)
 Starbucks Corp.                                  4.9
  (Restaurants)
 Washington Mutual, Inc.                          4.7
  (Banks)
 Expeditors International of Washington, Inc.     4.6
  (Air Freight & Couriers)
 Kroger Co.                                       4.3
  (Food Retail)
 Costco Wholesale Corp.                           4.0
  (General Merchandise Stores)
 Intel Corp.                                      3.9
  (Semiconductor Equipment)
 American Home Products Corp.                     3.3
  (Pharmaceuticals)
 Hewlett-Packard Co.                              2.9
  (Computer Hardware)

TOP FIVE PURCHASES
For the Period Ended June 30,                   Cost
2001                                          (000's)
------------------------------------------------------
Tektronix, Inc.                                $2,683
AT&T Wireless Group                             2,419
Montana Power Co.                               2,356
Immunex Corp.                                   2,350
Safeway, Inc.                                   2,254

TOP FIVE SALES
For the Period Ended June 30,                 Proceeds
2001                                          (000's)
------------------------------------------------------
VoiceStream Wireless Corp.                     $6,066
Washington Mutual, Inc.                         3,862
Western Wireless Corp. (Class A)                3,369
Micron Technology, Inc.                         3,251
Microsoft Corp.                                 2,859

WEIGHTINGS AS A PERCENT
OF NET ASSETS
--------------------------------------------------------------

                        [PIE CHART]

1 Large - Common Stocks:  ($4 Bil. and above)        51.2%
2 Small - Common Stocks:  (Less than $1.5 Bil.)      32.6%
3 Medium - Common Stocks: ($1.5 Bil. - $4 Bil.)      13.7%
4 Cash & Other:                                       2.5%

Portfolio of Investments
SAFECO Northwest Fund
As of June 30, 2001
(Unaudited)


                                                                      Value
 SHARES OR PRINCIPAL AMOUNT                                         (000's)
---------------------------------------------------------------------------
 COMMON STOCKS--97.5%

 Aerospace & Defense--2.7%
    55,000   Boeing Co.                                            $  3,058

 Air Freight & Couriers--4.6%
    86,000   Expeditors International of Washington, Inc.             5,160

 Airlines--1.0%
    40,000 * Alaska Air Group, Inc.                                   1,156

 Alternative Carriers--0.3%
   170,000 * XO Communications, Inc. (Class A)                          326

 Application Software--4.2%
   353,000 * Captaris, Inc.                                             734
    29,760 * NetIQ Corp.                                                931
   219,500 * ONYX Software Corp.                                      1,756
   200,000 * Primus Knowledge Solutions, Inc.                         1,198

 Banks--12.5%
    40,000   Bank of America Corp.                                    2,401
     6,900   Glacier Bancorp, Inc.                                      131
    61,000   Pacific Northwest Bancorp                                1,524
    94,875   U.S. Bancorp                                             2,162
    79,000   Washington Banking Co.                                     703
   140,000   Washington Mutual, Inc.                                  5,257
   134,000   West Coast Bancorp, Inc.                                 1,698

 Biotechnology--4.2%
    90,000 * Corixa Corp.                                             1,536
    95,000 * Dendreon Corp.                                           1,589
    90,000   Immunex Corp.                                            1,598

 Catalog Retail--1.7%
    74,000 * Coldwater Creek, Inc.                                    1,924

 Computer Hardware--2.9%
   112,000   Hewlett-Packard Co.                                      3,203

 Diversified Chemicals--1.6%
   152,000   Penford Corp.                                            1,763

 Electric Utilities--3.5%
    44,000 * Calpine Corp.                                            1,663
   190,000 * Montana Power Co.                                        2,204

 Electrical Equipment--0.6%
    20,595 * Agilent Technologies, Inc.                                 669

 Electronic Equipment & Intruments--2.6%
   108,000 * Tektronix, Inc.                                          2,932

 Food Retail--6.3%
   191,000 * Kroger Co.                                               4,775
    47,000 * Safeway, Inc.                                            2,256

 Footwear--2.0%
    53,000   NIKE, Inc. (Class B)                                     2,226

 Forest Products--1.0%
    20,000   Weyerhaeuser Co.                                         1,100

 General Merchandise Stores--4.0%
   107,000 * Costco Wholesale Corp.                                   4,396

 Health Care Equipment--2.2%
   128,000 * SonoSite, Inc.                                           2,483

 Internet Software & Services--0.6%
   164,746 * InfoSpace, Inc.                                            633

 Leisure Products--2.4%
   108,000 * Ambassadors International, Inc.                          2,668

 Life & Health Insurance--5.4%
   128,000   StanCorp Financial Group, Inc.                           6,066

 Movies & Entertainment--1.4%
   130,000 * RealNetworks, Inc.                                       1,528

 Networking Equipment--1.6%
    79,050 * Avocent Corp.                                            1,798

 Pharmaceuticals--4.6%
    62,000   American Home Products Corp.                             3,623
    97,900 * Penwest Pharmaceuticals Co.                              1,517

 Restaurants--4.9%
   236,000 * Starbucks Corp.                                          5,428

 Semiconductor Equipment--3.9%
   149,000   Intel Corp.                                              4,358

 Semiconductors--2.8%
    36,000 * Micron Technology, Inc.                                  1,480
    75,000 * TriQuint Semiconductor, Inc.                             1,688

                       SEE NOTES TO FINANCIAL STATEMENTS


SAFECO MUTUAL FUNDS                                               1-800-624-5711

Portfolio of Investments
SAFECO Northwest Fund
As of June 30, 2001
(Unaudited)

                                                                          Value
 SHARES OR PRINCIPAL AMOUNT                                             (000's)
-------------------------------------------------------------------------------
 Specialty Chemicals--0.5%
    61,000 * Eden Bioscience Corp.                                     $    609

 Steel--2.1%
   161,000   Schnitzer Steel Industries, Inc.                             2,294

 Systems Software--5.0%
    76,000 * Microsoft Corp.                                              5,518

 Wireless Telecommunications Services--4.4%
   115,000 * AT&T Wireless Group                                          1,880
    70,800 * Western Wireless Corp. (Class A)                             3,044
                                                                       --------
 TOTAL COMMON STOCKS                                                    108,644
                                                                       --------

 CASH EQUIVALENTS--2.4%

 Investment Companies
 2,623,096 AIM Short-Term Investments Co. Liquid Assets Money Market      2,623
           Portfolio (Institutional Shares)
                                                                       --------

 TOTAL CASH EQUIVALENTS                                                   2,623
                                                                       --------
 TOTAL INVESTMENTS--99.9%                                               111,267

 Other Assets, less Liabilities                                             147
                                                                       --------

 NET ASSETS                                                            $111,414
                                                                       ========

 *  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

Report From the Fund Managers
SAFECO International Stock Fund
June 30, 2001



The SAFECO International Stock Fund lagged the EAFE Index for the six months ending June 30, 2001, as most developed equity markets recorded negative performance.

In Japan, the market is torn between hope for meaningful economic reform and bleak realities. The downturn in world trade has been particularly hard and stimulus from public programs is fading. Our Japanese stocks underperformed, as they are mostly technology-related. Nonetheless, our strategy is to focus on industry leaders; thus we increased our exposure to Sony and NTT DoCoMo. We exited Bank of Tokyo--Mitsubishi as it has high exposure to the economy.

Telecom stocks, led by UK-quoted Vodafone, were the Fund's biggest detractors. Though we've reduced overall exposure to telecom, we believe Vodafone will grow its operating earnings, and that French-quoted Alcatel could benefit from consolidation. We believe other technology, media and telecom (TMT) stocks have approached reasonable valuations, but are unlikely to build here until their earnings outlooks become clearer.

Boosted by high oil prices, energy stocks were positive contributors. Royal Dutch/Shell, again, reported record earnings, and Hong Kong-quoted Petrochina climbed on profit and efficiency gains. Despite profit growth in 2000, Dutch-quoted ING stumbled in the first quarter. We feel it's undervalued and continue to hold the stock.

Though changes to its line-up were few, we have increased the Fund's defensive nature by reducing overall exposure to TMT stocks and increasing healthcare, consumer products and financials. We feel the markets will be fairly range bound until the global economy picks up, and that a well-diversified portfolio will do best, i.e. stock, not sector, selection will be critical. In our stock picking, we will continue to favor good value, visibility of earnings and good cash flow.

Bank of Ireland

Asset Management (U.S.) Limited

The Bank of Ireland Asset Management (U.S.) Limited (BIAM) investment committee is comprised of senior analysts and economists and headed by the company's chief financial officer. BIAM has managed international equities since 1996 and began managing U.S. Funds in 1989.

SAFECO MUTUAL FUNDS                                          www.safecofunds.com

Performance Overview & Highlights
SAFECO International Stock Fund

                              [PERFORMANCE GRAPH]
NO-LOAD CLASS

-------------------------------------------------------------------------------
Average Annual Total Return for the                                     Since
periods ended June 30, 2001         Six Month*    1 Year     5 year Inception**
-------------------------------------------------------------------------------
SAFECO International Stock Fund     (17.61)%     (25.08)%    4.76%     4.85%
EAFE Index                          (15.47)%     (24.85)%    1.38%     1.91%
Lipper, Inc. (International Funds)  (14.25)%     (24.02)%    4.61%      N/A
* Not Annualized
**Graph and average annual retrun comparison begins January 31, 1996, inception date of the Fund.
-------------------------------------------------------------------------------

                                 SAFECO
                              International
         Date                   Stock Fund                 EAFE Index
         ----                   ----------                 ----------
       1/31/96                    10,000                    10,000
       2/29/96                     9,930                    10,021
       3/31/96                    10,040                    10,220
       4/30/96                    10,290                    10,504
       5/31/96                    10,250                    10,298
       6/30/96                    10,240                    10,342
       7/31/96                     9,840                    10,026
       8/31/96                    10,240                    10,035
       9/30/96                    10,454                    10,288
      10/31/96                    10,585                    10,169
      11/30/96                    11,249                    10,560
      12/31/96                    11,423                    10,410
       1/31/97                    11,382                    10,033
       2/28/97                    11,534                    10,183
       3/31/97                    11,463                    10,207
       4/30/97                    11,514                    10,247
       5/31/97                    12,050                    10,900
       6/30/97                    12,414                    11,488
       7/31/97                    12,850                    11,660
       8/31/97                    11,747                    10,776
       9/30/97                    12,556                    11,366
      10/31/97                    11,514                    10,478
      11/30/97                    11,585                    10,358
      12/31/97                    11,943                    10,435
       1/31/98                    12,203                    10,899
       2/28/98                    13,013                    11,584
       3/31/98                    13,522                    11,926
       4/30/98                    13,594                    12,007
       5/31/98                    13,719                    11,934
       6/30/98                    13,854                    12,010
       7/31/98                    14,010                    12,118
       8/31/98                    12,182                    10,602
       9/30/98                    11,444                    10,263
      10/31/98                    12,317                    11,318
      11/30/98                    13,272                    11,883
      12/31/98                    13,646                    12,337
       1/31/99                    13,677                    12,286
       2/28/99                    13,594                    11,979
       3/31/99                    13,958                    12,464
       4/30/99                    14,633                    12,955
       5/31/99                    13,916                    12,273
       6/30/99                    14,415                    12,737
       7/31/99                    14,664                    13,100
       8/31/99                    14,716                    13,133
       9/30/99                    14,695                    13,251
      10/31/99                    15,235                    13,732
      11/30/99                    16,035                    14,194
      12/31/99                    17,603                    15,454
       1/31/00                    16,554                    14,458
       2/29/00                    17,146                    14,833
       3/31/00                    17,779                    15,394
       4/30/00                    16,866                    14,570
       5/31/00                    16,679                    14,199
       6/30/00                    17,250                    14,739
       7/31/00                    16,710                    14,107
       8/31/00                    16,845                    14,215
       9/30/00                    15,931                    13,509
      10/31/00                    15,588                    13,176
      11/30/00                    15,079                    12,668
      12/31/00                    15,686                    13,104
       1/31/01                    15,642                    13,095
       2/28/01                    14,332                    12,162
       3/31/01                    13,165                    11,265
       4/30/01                    13,969                    12,025
       5/31/01                    13,451                    11,566
       6/30/01                    12,923                    11,077

Investment Values:

SAFECO

International Stock Fund $12,923

EAFE Index $11,077

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                                     Percent of
 TOP TEN HOLDINGS                    Net Assets
-----------------------------------------------
 ING Groep NV                           3.5%
 (Banks)
 Nestle SA                              2.7
 (Food Retail)
 Shell Transport & Trading Co., plc     2.6
 (Integrated Oil & Gas)
 Total Fina Elf SA                      2.6
 (Integrated Oil & Gas)
 GlaxoSmithKline, Plc                   2.5
 (Pharmaceuticals)
 Barclays, Plc                          2.4
 (Banks)
 Aventis SA                             2.3
 (Pharmaceuticals)
 Vodafone Group, plc                    2.1
 (Integrated Telecom. Services)
 Swiss Re                               2.0
 (Multi-Line Insurance)
 Lloyds TSB Group, plc                  2.0
 (Banks)

TOP FIVE PURCHASES                    Cost
For the Period Ended June 30, 2001  (000's)
--------------------------------------------
ING Groep NV                         $1,473
Vodafone Group, plc                   1,419
Barclays, plc                         1,349
Shell Transportation & Trading Co.    1,323
GlaxoSmithKline, plc                  1,261
TOP FIVE SALES                      Proceeds
For the Period Ended June 30, 2001  (000's)
--------------------------------------------
ING Groep NV                         $1,669
Vodafone Group, plc                   1,611
Shell Transportation & Trading Co.    1,468
Barclays, plc                         1,451
GlaxoSmithKline, plc                  1,174

TOP FIVE        Percent of
COUNTRIES       Net Assets
--------------------------
United Kingdom      23%
Japan               13
Netherlands         12
France               9
Switzerland          9

Portfolio of Investments
SAFECO International Stock Fund
As of June 30, 2001
(Unaudited)


                                                    Value
 SHARES OR PRINCIPAL AMOUNT                       (000's)
---------------------------------------------------------
 COMMON STOCKS--84.0%

 Australia--2.8%
   7,680 Brambles Industries, Ltd.                $   188
         Industrial Machinery
  19,700 National Australia Bank, Ltd.                352
         Banks
  21,277 News Corp., Ltd.                             196
         Publishing & Printing
  27,737 Westpac Banking Corp., Ltd.                  205
         Banks

 Denmark--0.4%
   3,405 TDC AS                                       123
         Integrated Telecommunications Services

 Finland--0.3%
   4,900 Nokia Oyj                                    111
         Wireless Telecommunications Services

 France--9.4%
  11,884 Alcatel                                      249
         Telecommunications Equipment
   9,748 Aventis SA                                   779
         Pharmaceuticals
  21,587 Axa                                          616
         Multi-Line Insurance
   1,260 Lafarge SA                                   108
         Construction Materials
   6,209 Total Fina Elf SA                            870
         Integrated Oil & Gas
   9,994 Vivendi Universal SA                         583
         Movies & Entertainment

 Germany--5.2%
   9,870 Bayer AG                                     385
         Diversified Chemicals
   5,730 Bayerische Hypo-und Vereinsbank AG           280
         Banks
  15,570 Bayerische Motoren Werke AG                  513
         Automobile Manufacturers
  11,275 E.On AG                                      587
         Electric Utilities

 Hong Kong--2.6%
  31,000 Cheung Kong Holdings, Ltd.                   338
         Real Estate Investment Trust
  40,000 China Mobile (Hong Kong), Ltd.               211
         Wireless Telecommunications Services
 856,000 PetroChina Co., Ltd.                         178
         Oil & Gas Exploration & Production
  19,000 Sun Hung Kai Properties, Ltd.                171
         Real Estate Investment Trust

 Italy--2.7%
  31,527 ENI SpA                                      385
         Integrated Oil & Gas
  60,460 Telecom Italia SpA                           543
         Integrated Telecommunications Services

 Japan--12.6%
   2,400 Acom Co., Ltd.                               212
         Consumer Finance
  15,000 Canon, Inc.                                  606
         Office Services & Supplies
   9,000 Fuji Photo Film Co.                          388
         Office Services & Supplies
  54,000 Hitachi, Ltd.                                530
         Electrical Components & Equipment
   3,200 Hoya Corp.                                   203
         Health Care Supplies
   3,400 Murata Manufacturing Co., Ltd.               226
         Electrical Components & Equipment
  28,000 NEC Corp.                                    378
         Electrical Components & Equipment
      64 Nippon Telegraph & Telephone Corp.           333
         Integrated Telecommunications Services
      22 NTT DoCoMo, Inc.                             383
         Integrated Telecommunications Services
   1,100 Rohm Co., Ltd.                               171
         Electrical Components & Equipment
   1,600 SMC Corp.                                    171
         Industrial Machinery
   4,400 Sony Corp.                                   289
         Electrical Components & Equipment
   8,000 Takeda Chemical Industries                   372
         Pharmaceuticals

                       SEE NOTES TO FINANCIAL STATEMENTS


SAFECO MUTUAL FUNDS                                               1-800-624-5711

Portfolio of Investments
SAFECO International Stock Fund
As of June 30, 2001
(Unaudited)

                                                          Value
 SHARES OR PRINCIPAL AMOUNT                             (000's)
---------------------------------------------------------------
 Netherlands--12.0%
  26,448   ABN AMRO Holding NV                          $   497
           Banks
  20,649   Elsevier NV                                      257
           Publishing & Printing
   5,947   Fortis NV                                        145
           Diversified Financial Services
   4,006   Heineken NV                                      162
           Brewers
  18,032   ING Groep NV                                   1,180
           Banks
  20,507   Koninklijke (Royal) Philips Electronics NV       544
           Semiconductors
  20,100   Koninklijke Ahold NV                             630
           Food Retail
   6,255   Royal Dutch Petroleum Co.                        360
           Integrated Oil & Gas
   7,960   TNT Post Group NV                                166
           Distributors
   3,930   VNU NV                                           133
           Publishing & Printing

 Portugal--0.2%
  34,283   Electricidade de Portugal SA                      82
           Electric Utilities

 Singapore--0.7%
  21,122   DBS Group Holdings, Ltd.                         155
           Banks
   8,000   Singapore Press Holdings, Ltd.                    88
           Publishing & Printing

 South Korea--0.3%
   4,600 # Pohang Iron & Steel Co., Ltd. (ADR)               91
           Steel

 Spain--2.5%
  56,095   Banco Santander Central Hispano SA               509
           Banks
  26,963   Telefonica SA                                    333
           Integrated Telecommunications Services

 Sweden--0.5%
  30,200   Telefonaktiebolaget LM Ericsson AB               165
           Integrated Telecommunications Services

 Switzerland--9.1%
   4,310 Nestle SA                                          917
         Food Retail
  12,125 Novartis AG                                        439
         Pharmaceuticals
   5,460 Roche Holding AG                                   394
         Pharmaceuticals
     344 Swiss Re                                           688
         Multi-Line Insurance
   4,482 UBS AG                                             643
         Banks

 United Kingdom--22.7%
  11,420 3i Group, plc                                      172
         Diversified Financial Services
   6,300 AstraZeneca Group, plc                             293
         Health Care Supplies
  26,700 Barclays, plc                                      818
         Banks
  41,210 Cable & Wireless, plc                              241
         Integrated Telecommunications Services
  37,637 Cadbury Schweppes, plc                             254
         Soft Drinks
  39,505 Compass Group, plc                                 315
         Food Retail
  48,390 Diageo, plc                                        530
         Brewers
  23,286 EMI Group, plc                                     131
         Leisure Products
  30,425 GlaxoSmithKline, plc                               853
         Pharmaceuticals
  40,800 Hilton Group, plc                                  137
         Hotels
  68,602 Lloyds TSB Group, plc                              685
         Banks
  36,157 Marconi, plc                                       129
         Telecommunications Equipment
  22,400 P & O Princess Cruises, plc                        116
         Leisure Products
   5,840 Pearson, plc                                        96
         Publishing & Printing
  39,030 Prudential, plc                                    472
         Multi-Line Insurance
  13,190 Railtrack Group, plc                                62
         Railroads
  21,100 Reuters Group, plc
         Broadcasting & Cable TV                            274

                       SEE NOTES TO FINANCIAL STATEMENTS

Portfolio of Investments
SAFECO International Stock Fund
As of June 30, 2001
(Unaudited)


                                                    Value
 SHARES                                           (000's)
---------------------------------------------------------
 United Kingdom--(continued)
   5,550 RMC Group, plc                           $    52
         Construction Materials
 107,744 Shell Transport & Trading Co., plc           891
         Integrated Oil & Gas
   7,436 Smiths Group, plc                             86
         Industrial Conglomerates
  26,315 Unilever, plc                                222
         Household Products
 326,617 Vodafone Group, plc                          721
         Integrated Telecommunications Services
  17,520 WPP Group, plc                               172
         Advertising
                                                  -------
 TOTAL COMMON STOCKS                               28,533
                                                  -------
 TOTAL INVESTMENTS--84.0%                          28,533
 Domestic Cash                                      3,136
 Foreign Cash                                           6
 Other Assets, less Liabliities                     2,282
                                                  -------
                                                    5,424
                                                  -------
 NET ASSETS                                       $33,957
                                                  =======

#  Security traded on NYSE and valued in USD.

                                                  Percent of
 Industry Diversification                         Net Assets
------------------------------------------------------------
 Banks                                              15.7%
 Integrated Telecom. Services                        8.4
 Pharmaceuticals                                     8.4
 Integrated Oil & Gas                                7.4
 Food Retail                                         5.5
 Multi-Line Insurance                                5.2
 Electrical Components & Equipment                   4.7
 Office Services & Supplies                          2.9
 Publishing & Printing                               2.3
 Brewers                                             2.0
 Electric Utilities                                  2.0
 Movies & Entertainment                              1.7
 Semiconductors                                      1.6
 Automobile Manufacturers                            1.5
 Real Estate Investment Trust                        1.5
 Health Care Supplies                                1.5
 Diversified Chemicals                               1.1
 Telecommunications Equipment                        1.1
 Industrial Equipment                                1.1
 Wireless Telecommunications Service                 1.0
 Other                                               7.5
                                                    ----
                                                    84.0%
                                                    ====

                       SEE NOTES TO FINANCIAL STATEMENTS


SAFECO MUTUAL FUNDS                                          www.safecofunds.com

Report From the Fund Managers
SAFECO Balanced Fund
June 30, 2001


[PHOTO] Rex Bentley

[PHOTO] Michael Hughes

[PHOTO] Lynette D. Sagvold

The SAFECO Balanced Fund widely outperformed the S&P 500, a split S&P 500/Lehman Gov't-Corp benchmark, and its Lipper peers for the latest six and 12 months. (For the year ending June 30, on a no-load basis, the Fund delivered 5.19%, compared to the average balanced fund's -2.32%).

While the bond portfolio put in a solid performance and our value style of equity investing caused the Fund to outperform the S&P, two consumer stocks were the chief reason the Fund underperformed a split Russell 1000 Value/Lehman Gov't-Corp benchmark. We sold Interpublic Group, but increased our stake in CVS, when they fell on disappointing earnings. We think the setback at the "bricks and clicks" drugstore is temporary. We also added to Cisco and Texas Instruments on price breaks.

The Fund benefited from its overweighting in financials and from the picks themselves. American General climbed on a takeover offer from American International Group, while Hartford Financial Services rebounded on improving insurance pricing. Citigroup and Bank of America climbed on lower interest rates. Microsoft was a big contributor as well.

We sold several stocks as they reached their price targets and initiated positions in Duke Energy, American International Group, Ingersoll-Rand, Tyco International, Corning, Kroger, Anheuser-Busch and American Express. We found their valuations attractive relative to their prospects.

The Fund benefited as corporate bonds outperformed treasuries. Since the beginning of the year, we have systematically increased corporate and mortgage-backed bonds, which we expect to outperform. For the rising rates that will likely follow the end of the Fed's rate cutting, we have decreased our sensitivity to interest rates and increased our exposure to higher coupon mortgages.

Rex Bentley  Michael Hughes  Lynette D. Sagvold

Rex Bentley, has a MBA from Brigham Young University, and is a Chartered Financial Analyst. He has more than 20 years of investment experience.

Michael Hughes joined SAFECO as portfolio manager in January 1997. He began his investment career in 1983. He graduated magna cum laude with a B.S. in finance from the University of Colorado in Boulder and holds an MBA from the University of Southern California in Los Angeles. He is a Chartered Financial Analyst.

Lynette D. Sagvold holds a BA in business administration from the University of Washington and is a Chartered Financial Analyst. She began her investment career in 1981 at Kidder Peabody and was a portfolio manager for Key Trust and First Interstate before joining SAFECO in 1995 as a portfolio manager and insurance analyst.

Performance Overview & Highlights
SAFECO Balanced Fund

                              [PERFORMANCE GRAPH]


NO-LOAD CLASS

-------------------------------------------------------------------------------
Average Annual Total Return for the                                      Since
periods ended June 30, 2001            Six Month      1 Year   5 year Inception
-------------------------------------------------------------------------------
SAFECO Balanced Fund                     (1.23)%       5.19 %    8.20%   8.22%
60% S&P 500/40% Lehman Brothers
  Gov't/Corp. Index                      (2.61)%      (4.44)%   11.64%  12.22%
60% Russell 1000 Value/40%
  Lehman Brothers Gov't/Corp. Index       0.65 %      10.65 %   11.92%  11.28%
S&P 500 Index                            (6.69)%     (14.81)%   14.48%  14.62%
Lipper, Inc. (Balanced Funds)            (2.58)%      (2.32)%    9.96%    N/A
* Not Annualized
**Graph and average annual return comparison begins January 31, 1996, inception date of the Fund.
-------------------------------------------------------------------------------

                                                                60% S&P 500/40%         60% Russell 1000 Value
                             SAFECO                             Lehman Brothers          40% Lehman Brothers
         Date             Balanced Fund      S & P 500         Gov't/Corp. Index          Gov't/Corp. Index
         ----             -------------      ---------         -----------------          -----------------
       1/31/96              10,000             10,000                10,000                   10,000
       2/29/96               9,950             10,093                 9,971                    9,960
       3/31/96              10,017             10,190                 9,996                   10,030
       4/30/96              10,077             10,340                10,060                   10,027
       5/31/96              10,218             10,607                10,213                   10,098
       6/30/96              10,345             10,647                10,289                   10,155
       7/31/96              10,112             10,177                10,016                    9,927
       8/31/96              10,243             10,392                10,135                   10,090
       9/30/96              10,599             10,976                10,555                   10,405
      10/31/96              10,813             11,279                10,829                   10,747
      11/30/96              11,272             12,131                11,415                   11,306
      12/31/96              11,140             11,890                11,225                   11,169
       1/31/97              11,473             12,633                11,675                   11,516
       2/28/97              11,567             12,732                11,743                   11,634
       3/31/97              11,163             12,210                11,381                   11,315
       4/30/97              11,414             12,938                11,877                   11,679
       5/31/97              11,896             13,725                12,388                   12,140
       6/30/97              12,209             14,340                12,807                   12,532
       7/31/97              12,905             15,480                13,620                   13,288
       8/31/97              12,420             14,614                13,051                   12,920
       9/30/97              12,760             15,414                13,598                   13,509
      10/31/97              12,621             14,900                13,360                   13,323
      11/30/97              12,834             15,589                13,796                   13,740
      12/31/97              12,993             15,856                14,004                   14,058
       1/31/98              13,083             16,031                14,172                   13,986
       2/28/98              13,654             17,187                14,856                   14,612
       3/31/98              13,964             18,066                15,398                   15,241
       4/30/98              13,885             18,248                15,530                   15,336
       5/31/98              13,761             17,935                15,391                   15,226
       6/30/98              13,806             18,663                15,875                   15,408
       7/31/98              13,500             18,465                15,760                   15,223
       8/31/98              12,593             15,798                14,251                   13,745
       9/30/98              13,275             16,810                14,995                   14,397
      10/31/98              13,983             18,176                15,780                   15,097
      11/30/98              14,417             19,277                16,469                   15,603
      12/31/98              14,626             20,387                17,147                   15,979
       1/31/99              14,638             21,240                17,694                   16,102
       2/28/99              14,183             20,580                17,180                   15,827
       3/31/99              14,388             21,403                17,698                   16,079
       4/30/99              15,026             22,232                18,208                   17,139
       5/31/99              15,014             21,707                17,842                   16,954
       6/30/99              15,287             22,912                18,550                   17,291
       7/31/99              14,984             22,196                18,108                   16,912
       8/31/99              14,633             22,086                18,038                   16,458
       9/30/99              14,296             21,481                17,718                   16,094
      10/31/99              14,723             22,840                18,546                   16,754
      11/30/99              14,699             23,306                18,822                   16,658
      12/31/99              14,779             24,678                19,616                   16,686
       1/31/00              14,191             23,438                18,871                   16,297
       2/29/00              13,565             22,994                18,665                   15,504
       3/31/00              14,596             25,244                20,085                   16,872
       4/30/00              14,571             24,482                19,604                   16,709
       5/31/00              14,659             23,979                19,298                   16,829
       6/30/00              14,584             24,571                19,753                   16,385
       7/31/00              14,444             24,188                19,577                   16,580
       8/31/00              14,762             25,691                20,550                   17,292
       9/30/00              14,578             24,335                19,755                   17,423
      10/31/00              15,038             24,232                19,726                   17,757
      11/30/00              14,846             22,321                18,668                   17,379
      12/31/00              15,531             22,431                18,838                   18,089
       1/31/01              15,506             23,227                19,406                   18,228
       2/28/01              15,248             21,109                18,192                   17,930
       3/31/01              15,050             19,772                17,415                   17,517
       4/30/01              15,322             21,308                18,295                   18,062
       5/31/01              15,595             21,451                18,412                   18,376
       6/30/01              15,340             20,929                18,126                   18,117

Investment Values:

SAFECO

Balanced Fund  $15,340

S&P 500 Index  $20,929

60% S&P 500/40% Lehman Brothers
Gov't Corp. Index $18,126

60% Russell 1000 value/40% Lehman
Brothers Gov't Corp. Index $18,117

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


 TOP FIVE INDUSTRIES                      Percent of
 (Common Stocks)                          Net Assets
----------------------------------------------------
 Banks                                         7%
 Integrated Telecom. Services                  6
 Diversified Financial Services                5
 Integrated Oil & Gas                          5
 Pharmaceuticals                               4
                                          Percent of
 TOP TEN STOCK HOLDINGS                   Net Assets
----------------------------------------------------
 Bank of America Corp.                       1.8%
 (Banks)
 Citigroup, Inc.                             1.8
 (Diversified Financial Services)
 Washington Mutual, Inc.                     1.7
 (Banks)
 Exxon Mobil Corp.                           1.7
 (Integrated Oil & Gas)
 ALLTEL Corp.                                1.5
 (Integrated Telecom. Services)
 Hartford Financial Services Group, Inc.     1.5
 (Multi-Line Insurance)
 J.P. Morgan Chase & Co.                     1.5
 (Diversified Financial Services)
 Federal National Mortgage Association       1.5
 (Diversified Financial Services)
 Procter & Gamble Co.                        1.5
 (Household Products)
 SBC Communications, Inc.                    1.5
 (Integrated Telecom. Services)

TOP FIVE PURCHASES
(Common Stocks)                       Cost
For the Period Ended June 30, 2001  (000's)
--------------------------------------------
Duke Energy Corp.                     $226
Citigroup, Inc.                        182
Conoco, Inc.                           178
American International Group, Inc.     178
Anheuser-Busch Companies, Inc.         178
TOP FIVE SALES
(Common Stocks)                     Proceeds
For the Period Ended June 30, 2001  (000's)
--------------------------------------------
Halliburton Co.                       $212
Bristol-Meyers Squibb Co.              209
Praxair, Inc.                          189
Interpublic Group, Co.                 149
Emerson Electric Co.                   143


WEIGHTINGS AS A PERCENT
OF NET ASSETS
--------------------------------------------------------------------------------
                                  [PIE CHART]
1 Large - Common Stocks:       ($4 Bil. and above)        55.5%
2 Mortgage Backed Securities:                             15.4%
3 Corporate Bonds:                                        14.0%
4 U.S. Government Securities:                              5.3%
5 Cash & Other:                                            3.8%
6 Asset Backed Securities:                                 3.4%
7 Medium - Common Stocks:      ($1.5 Bil. - $4 Bil.)       1.9%
8 Small - Common Stocks:       (Less than $1.5 Bil.)       0.7%

Portfolio of Investments
SAFECO Balanced Fund
As of June 30, 2001
(Unaudited)

                                                                     Value
 SHARES OR PRINCIPAL AMOUNT                                        (000's)
--------------------------------------------------------------------------
 COMMON STOCKS--58.1%

 Aerospace & Defense--0.7%
    1,600   Northrop Grumman Corp.                                 $   128

 Air Freight & Couriers--1.4%
    4,500   United Parcel Service, Inc. (Class B)                      260

 Banks--6.9%
    5,500   Bank of America Corp.                                      330
    7,800   KeyCorp                                                    203
   10,120   U.S. Bancorp                                               231
    8,550   Washington Mutual, Inc.                                    321
    4,500   Wells Fargo & Co.                                          209

 Brewers--0.9%
    4,200   Anheuser-Busch Companies, Inc.                             173

 Computer Hardware--1.1%
    3,900   Hewlett-Packard Co.                                        112
      900   International Business Machines Corp.                      102

 Department Stores--0.9%
    4,750   May Department Stores Co.                                  163

 Diversified Chemicals--0.9%
    3,400   Du Pont (E.I.) de Nemours & Co.                            164

 Diversified Financial Services--5.4%
    2,900   American Express Co.                                       113
    6,200   Citigroup, Inc.                                            328
    3,300   Federal National Mortgage Association                      281
    6,400   J.P. Morgan Chase & Co.                                    285

 Drug Retail--0.9%
    4,500   CVS Corp.                                                  174

 Electric Utilities--1.2%
    5,700   Duke Energy Corp.                                          222

 Electrical Equipment--1.0%
    5,600   Diebold, Inc.                                              180

 Food Retail-- 0.6%
    4,600 * Kroger Co.                                                 115

 General Merchandise Stores--0.8%
    3,800 * Costco Wholesale Corp.                                     156

 Household Products--1.5%
    4,400   Procter & Gamble Co.                                       281

 Industrial Conglomerates--0.5%
    1,800   Tyco International, Ltd.                                    98

 Industrial Gases--0.9%
    3,600   Praxair, Inc.                                              169

 Industrial Machinery--1.7%
    5,800   Dover Corp.                                                218
    2,500   Ingersoll-Rand Co.                                         103

 Integrated Oil & Gas--5.3%
    2,800   Chevron Corp.                                              253
    6,300   Conoco, Inc. (Class A)                                     178
    3,588   Exxon Mobil Corp.                                          313
    4,300   Royal Dutch Petroleum Co. (ADR)                            251

 Integrated Telecommunications Services--5.5%
    4,700   ALLTEL Corp.                                               288
    7,500   CenturyTel, Inc.                                           227
    6,800   SBC Communications, Inc.                                   272
    4,514   Verizon Communications                                     242

 IT Consulting & Services--0.6%
    1,700   Electronic Data Systems Corp.                              106

 Life & Health Insurance--1.4%
    5,700   American General Corp.                                     265

 Movies & Entertainment--1.5%
    2,200 * AOL Time Warner, Inc.                                      117
    5,500   Walt Disney Co.                                            159

 Multi-Line Insurance--2.5%
    2,100   American International Group, Inc.                         181
    4,200   Hartford Financial Services Group, Inc.                    287

 Multi-Utilities--1.2%
    8,400   NiSource, Inc.                                             230

 Networking Equipment--0.5%
    5,400 * Cisco Systems, Inc.                                         98

 Oil & Gas Equipment & Services--0.7%
    2,500   Schlumberger, Ltd.                                         132

 Personal Products--1.4%
    9,300   Gillette Co.                                               270

                       SEE NOTES TO FINANCIAL STATEMENTS

Portfolio of Investments
SAFECO Balanced Fund
As of June 30, 2001
(Unaudited)


                                                                         Value
 SHARES OR PRINCIPAL AMOUNT                                            (000's)
------------------------------------------------------------------------------
 Pharmaceuticals--3.5%
    4,300 Abbott Laboratories                                          $   206
    2,500 American Home Products Corp.                                     146
    4,200 Johnson & Johnson                                                210
    1,300 Merck & Co., Inc.                                                 83

 Publishing & Printing--1.2%
    3,400 Gannett Co., Inc.                                                224

 Real Estate Investment Trust--2.6%
    3,200 Equity Residential Properties Trust                              181
    4,300 First Industrial Realty Trust, Inc.                              138
    5,800 Liberty Property Trust                                           172

 Restaurants--0.9%
    6,000 McDonald's Corp.                                                 162

 Semiconductor Equipment--0.4%
    2,400 Intel Corp.                                                       70

 Semiconductors--0.4%
    2,200 Texas Instruments, Inc.                                           69

 Systems Software--0.7%
  1,700 * Microsoft Corp.                                                  123

 Telecommunications Equipment--0.5%
    3,600 Corning, Inc.                                                     60
    4,900 Nortel Networks Corp.                                             45
                                                                       -------
 TOTAL COMMON STOCKS                                                    10,877
                                                                       -------
 CORPORATE BONDS--14.0%

 Air Freight & Couriers--0.3%
 $ 60,000 FedEx Corp. 6.625%, due 2/12/04                                   61

 Airlines--0.7%
  122,474 United Air Lines 7.783%, due 1/01/14                             128

 Alternative Carriers--0.8%
   60,000 Qwest Communications International, Inc. (144A) 7.25%, due        59
          2/15/11 (aquired 2/08/01)
   95,000 Sprint Capital Corp. 7.125%, due 1/30/06                          96

 Auto Parts & Equipment--0.4%
   65,000 Delphi Automotive Systems Corp. 6.55%, due 5/15/06                65

 Automobile Manufacturers--1.2%
   90,000 Daimier Chrysler NA Holdings Corp.                                93
          7.75%, due 1/18/11
  125,000 Hertz Corp. 7.00%, due 7/01/04                                   128

 Banks--0.9%
   95,000 Bank of America Corp. 7.125%, due 9/15/06                         99
   65,000 Washington Mutual Bank, Inc. 6.875%, due 6/15/11                  65

 Brewers--0.7%
  125,000 Anheuser-Busch Cos., Inc. 7.50%, due 3/15/12                     137

 Broadcasting & Cable TV--0.4%
   65,000 Comcast Cable Corp. 6.375%, due 1/30/06                           65

 Consumer Finance--2.0%
  160,000 American General Finance Corp. 6.10%, due 5/22/06                160
   65,000 Countrywide Funding Corp. 5.25%, due 6/15/04                      65
  135,000 Household Finance Corp. 7.875%, due 3/01/07                      144

 Diversified Financial Services--3.2%
  125,000 Erac USA Finance Co. 8.00%, due 1/15/11                          128
          (144A) (aquired 1/09/01)
   90,000 Ford Motor Credit Co. 6.875%, due 2/01/06                         91
  125,000 Heller Financial, Inc. 6.40%, due 1/15/03                        127
   80,000 Lehman Brothers Holdings, Inc. 6.25%, due 4/01/03                 81
  180,000 Morgan Stanley Dean Witter Co. 6.75%, due 4/15/11                179

 General Merchandise Stores--0.6%
   60,000 Sears Roebuck & Co. 6.25%, due 1/15/04                            60
   60,000 Target Corp.                                                      59
          6.35%, due 1/15/11

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO MUTUAL FUNDS                                          www.safecofunds.com

Portfolio of Investments
SAFECO Balanced Fund
As of June 30, 2001
(Unaudited)

                                                                        Value
 SHARES OR PRINCIPAL AMOUNT                                           (000's)
-----------------------------------------------------------------------------
 Integrated Oil & Gas--0.7%
 $ 65,000 Pemex Project Funding Master Trust (144A)                   $    69
          9.125%, due 10/13/10 (acquired 5/31/01)
   55,000 USX Corp.                                                        56
          6.85%, due 3/01/08

 Integrated Telecommunications Services--0.7%
  130,000 Worldcom, Inc.                                                  135
          8.00%, due 5/15/06

 Oil & Gas Equipment & Services--0.3%
   50,000 Kinder Morgan Energy Partners 6.75%, due 3/15/11                 49

 Publishing & Printing--1.1%
  210,000 Times-Mirror Co. 6.65%, due 10/15/01                            211
                                                                      -------
 TOTAL CORPORATE BONDS                                                  2,612
                                                                      -------
 ASSET BACKED SECURITIES--3.4%

 Diversified Financial Services--1.7%
  125,000 CNH Equipment Trust 7.34%, due 2/15/07                          130
  180,000 Fleet Credit Card Master Trust 6.90%, due 4/16/07               188

 Electric Utilities--0.9%
  170,000 ComEd Transitional Funding Trust 5.63%, due 6/25/09             168

 Motorcycle Manufacturers--0.8%
  146,633 Harley Davidson Eaglemark Motorcycle Trust                      149
          7.07%, due 11/15/04
                                                                      -------
 TOTAL ASSET BACKED SECURITIES                                            635
                                                                      -------
 MORTGAGE BACKED SECURITIES--15.4%

 Collateral Mortgage Obligation (CMO)--1.2%
  214,756 6.50%, due 2/14/41                                              219

 Federal National Mortgage Association--11.6%
  258,371 6.00%, due 1/01/29                                              250
  119,958 6.00%, due 9/01/29                                              116
  139,929 6.50%, due 1/01/15                                              141

 Federal National Mortgage Association--(continued)
  244,165 6.50%, due 5/01/31                                              240
  104,906 6.50%, due 6/01/31                                              103
  285,215 6.50%, due 7/01/29                                              282
  151,376 7.00%, due 3/01/12                                              155
  375,037 8.00%, due 10/01/30                                             388
  133,934 8.00%, due 2/01/29                                              140
  145,645 8.00%, due 2/01/30                                              151
  123,658 8.00%, due 4/01/20                                              128
   69,256 8.00%, due 7/01/30                                               72

 Government National Mortgage Association--2.6%
   19,183 6.00%, due 4/15/14                                               19
  114,537 6.00%, due 8/15/13                                              114
  188,880 7.00%, due 4/15/28                                              191
   47,755 7.00%, due 8/15/28                                               48
  111,575 7.75%, due 11/15/29                                             115
                                                                      -------
 TOTAL MORTGAGE BACKED SECURITIES                                       2,872
                                                                      -------
 U.S. GOVERNMENT OBLIGATIONS--5.3%

 U.S. Federal Agency Notes--0.9%
  175,000 6.625%, due 11/15/30                                            177

 U.S.Treasury Notes--4.4%
  670,000 7.875%, due 2/15/21                                             821
                                                                      -------
 TOTAL U.S. GOVERNMENT OBLIGATIONS                                        998
                                                                      -------
 CASH EQUIVALENTS--4.2%
 Investment Companies
  791,370 AIM Short-Term Investments Co. Liquid Assets Money Market       791
          Portfolio (Institutional Shares)
                                                                      -------
 TOTAL CASH EQUIVALENTS                                                   791
                                                                      -------
 TOTAL INVESTMENTS--100.4%                                             18,785
 Other Assets, less Liabilities                                           (68)
                                                                      -------
 NET ASSETS                                                           $18,717
                                                                      =======

 *  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

Report From the Fund Manager
SAFECO Small Company Value Fund
June 30, 2001


[PHOTO] Greg Eisen

For the six months ended June 30, 2001, the SAFECO Small Company Value Fund outperformed both the Russell 2000 and the Russell 2000 Value Indexes. The Fund is skewed towards smaller, cheaper stocks, and this part of the market has outperformed all others during the latest six and 12 months.

While I keep the Fund largely in line with the value index, I also selectively over- and underweight sectors. For example, in the first quarter I increased our exposure in community banks that could benefit as short-term rates declined. This helped us outperform. So did being underweighted in utilities, tech and telecom, which turned in the market's worst performances in the second quarter. I remain concerned about regulated utilities' ability to raise prices to recover the increased raw energy costs.

Rent-Way came back from an accounting controversy to be the Fund's biggest contributor. It's up 146% year to date. ITT has more than doubled as the addition of computer curricula to its vocational schools began to bear fruit. Meanwhile, World Fuel, a broker and reseller of jet and ship fuel around the world, continues to benefit by its outstanding business model and is up over 70%.

On the sell side, I profitably exited Ingeles Markets when it failed to cut its spending levels as planned. We also sold Deb Shops when it reached our price target.

While the Fund is positioned somewhat conservatively, I am also prudently adding stocks, such as Elcor, that stand to benefit as the economy starts moving again. In addition to being ripe for a cyclical recovery, Elcor is a leader in its industry (roofing shingles), was selling cheap, and stands to benefit from low interest rates.

Greg Eisen

Greg Eisen joined SAFECO in 1986. He holds a BA from Rutgers University and is a Certified Public Accountant and a Chartered Financial Analyst.

SAFECO MUTUAL FUNDS                                               1-800-624-5711

Performance Overview & Highlights
SAFECO Small Company Value Fund

                              [PERFORMANCE GRAPH]

NO-LOAD CLASS
-------------------------------------------------------------------------------
Average Annual Total Return for the                                    Since
periods ended June 30, 2001          Six Month*   1 Year    5 year  Inception**
-------------------------------------------------------------------------------
SAFECO Small Company Value Fund        15.89%      9.38%     4.21%     7.49%
Russell 2000 Index                      0.75%      9.70%    13.45%    10.98%
Russell 2000 Value Index               12.78%     30.87%    13.45%    13.96%
Lipper, Inc. (Small-Cap Value Funds)   14.97%     29.61%    13.51%      N/A
*  Not Annualized
** Graph and average annual return comparison begins January 31, 1996, inception date of the Fund.
-------------------------------------------------------------------------------

                         SAFECO
                     Small Company     Russell 2000     Russell 2000
        Date           Value Fund         Index         Value Index
        ----         -------------     ------------     ------------
       1/31/96           10,000          10,000           10,000
       2/29/96           10,150          10,312           10,157
       3/31/96           10,490          10,522           10,370
       4/30/96           11,550          11,084           10,653
       5/31/96           12,350          11,521           10,923
       6/30/96           12,030          11,048           10,794
       7/31/96           11,220          10,083           10,220
       8/31/96           11,910          10,668           10,663
       9/30/96           12,183          11,085           10,954
      10/31/96           12,162          10,914           11,081
      11/30/96           12,024          11,364           11,678
      12/31/96           12,501          11,662           12,057
       1/31/97           12,606          11,895           12,242
       2/28/97           12,342          11,607           12,358
       3/31/97           11,918          11,059           12,027
       4/30/97           11,675          11,090           12,204
       5/31/97           12,786          12,323           13,175
       6/30/97           13,464          12,852           13,842
       7/31/97           14,385          13,450           14,423
       8/31/97           14,670          13,757           14,652
       9/30/97           16,121          14,764           15,626
      10/31/97           15,538          14,116           15,201
      11/30/97           15,443          14,024           15,368
      12/31/97           15,423          14,270           15,889
       1/31/98           15,325          14,045           15,601
       2/28/98           16,886          15,083           16,545
       3/31/98           18,458          15,705           17,216
       4/30/98           19,119          15,792           17,301
       5/31/98           18,078          14,942           16,688
       6/30/98           17,677          14,973           16,594
       7/31/98           15,640          13,761           15,294
       8/31/98           11,120          11,089           12,899
       9/30/98           11,673          11,957           13,627
      10/31/98           11,413          12,444           14,032
      11/30/98           11,586          13,096           14,412
      12/31/98           12,096          13,907           14,864
       1/31/99           12,453          14,091           14,526
       2/28/99           11,684          12,950           13,535
       3/31/99           11,044          13,152           13,423
       4/30/99           10,936          14,331           14,648
       5/31/99           10,979          14,540           15,099
       6/30/99           11,229          15,198           15,645
       7/31/99           11,424          14,781           15,274
       8/31/99           10,817          14,234           14,716
       9/30/99           10,860          14,237           14,422
      10/31/99           10,903          14,294           14,133
      11/30/99           12,432          15,148           14,206
      12/31/99           13,797          16,863           14,643
       1/31/00           13,201          16,592           14,260
       2/29/00           14,263          19,332           15,131
       3/31/00           14,534          18,057           15,202
       4/30/00           13,938          16,971           15,292
       5/31/00           12,865          15,982           15,059
       6/30/00           13,515          17,375           15,499
       7/31/00           12,995          16,816           16,015
       8/31/00           14,036          18,099           16,731
       9/30/00           13,613          17,567           16,636
      10/31/00           12,562          16,783           16,577
      11/30/00           11,792          15,060           16,240
      12/31/00           12,757          16,353           17,985
       1/31/01           14,339          17,205           18,481
       2/28/01           13,613          16,076           18,456
       3/31/01           13,071          15,289           18,160
       4/30/01           14,036          16,486           19,000
       5/31/01           14,252          16,891           19,489
       6/30/01           14,784          17,474           20,284

Investment Values:

SAFECO
Small Company Value Fund  $14,784

Russell 2000 Index        $17,474

Russell 2000 Value Index  $20,284

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                                         Percent of
 TOP FIVE INDUSTRIES                     Net Assets
---------------------------------------------------
 Banks                                          19%
 Diversified Commercial Services                 7
 Real Estate Investment Trust                    7
 Diversified Financial Services                  6
 Integrated Oil & Gas                            4

                                         Percent of
 TOP TEN HOLDINGS                        Net Assets
---------------------------------------------------
 Rent-Way, Inc.                                5.5%
  (Diversified Financial Services)
 World Fuel Services Corp.                     4.2
  (Integrated Oil & Gas)
 Regis Corp.                                   3.0
  (Specialty Stores)
 Elcor Corp.                                   2.7
  (Building Materials)
 Hooper Holmes, Inc.                           2.7
  (Health Care Dist. & Services)
 Landauer, Inc.                                2.6
  (Diversified Commercial Services)
 StanCorp Financial Group, Inc.                2.5
  (Life & Health Insurance)
 Hamilton Bancorp, Inc.                        2.4
  (Banks)
 Alexandria Real Estate Equities, Inc.         2.4
  (Real Estate Investment Trust)
 International Aircraft Investors, Inc.        2.3

TOP FIVE PURCHASES
For the Period Ended June 30,                   Cost
2001                                         (000's)
----------------------------------------------------
iShare Russell 2000 Index Fund               $2,109
iShare Russell 2000 Value Index Fund          2,082
MSCi, Inc.                                    1,030
Hamilton Bancorp, Inc.                        1,028
Colonial BancGroup, Inc.                        702

TOP FIVE SALES                             Proceeds
For the Period Ended June 30, 2001          (000's)
----------------------------------------------------
iShares Russell 2000 Value Index Fund        $2,080
iShare Russell 2000 Index Fund                2,029
Rollins Truck Leasing Corp.                   1,196
Wet Seal, Inc. (Class A)                      1,116
UTI Energy Corp.                                983

WEIGHTINGS AS A PERCENT
OF NET ASSETS
-------------------------------------------------------

                      [PIE CHART]

1 Small Cap - Common Stocks (Under $1 Bil.)
        a) Large (Over $750 Mil.):                 4.0%
        b) Medium ($250 - $750 Mil.)              37.1%
        c) Small (Under $250 Mil):                30.3%
2 Mid-cap - Common Stocks: ($1 Bil. - $4 Bil.)    24.9%
3 Cash & Other:                                    2.3%
4 Preferred Stock:                                 1.4%

Portfolio of Investments
SAFECO Small Company Value Fund
As of June 30, 2001
(Unaudited)


                                                                     Value
 SHARES OR PRINCIPAL AMOUNT                                        (000's)
--------------------------------------------------------------------------
 COMMON STOCKS--96.3%

 Air Freight & Couriers--2.1%
  21,000 *  Forward Air Corp.                                      $   629

 Auto Parts & Equipment--2.0%
  24,900    Federal Signal Corp.                                       584

 Banks--19.2%
  15,100    Alabama National BanCorp                                   490
  44,200 *  BankUnited Financial Corp. (Class A)                       621
  12,600    BostonFed Bancorp, Inc.                                    289
  27,100    Camco Financial Corp.                                      326
  44,900    Colonial BancGroup, Inc.                                   646
  27,400    Columbia Financial of Kentucky, Inc.                       302
  13,800 *  FirstFed Financial Corp.                                   411
 100,800 *  Hamilton Bancorp, Inc.                                     706
  34,396 *  Hanmi Financial Corp.                                      669
  38,000    Macatawa Bank Corp.                                        639
  30,250 *  Pacific Union Bank                                         363
  16,400    Riggs National Corp.                                       279

 Building Materials--2.7%
  39,700    Elcor Corp.                                                804

 Catalog Retail--1.2%
  14,100 *  Insight Enterprises, Inc.                                  345

 Computer Storage & Peripherals--2.0%
  39,400 *  MCSi, Inc.                                                 597

 Construction & Farm Machinery--1.4%
  24,500 *  Astec Industries, Inc.                                     423

 Construction Materials--3.6%
   6,300    Florida Rock Industries, Inc.                              295
   6,700    Martin Marietta Materials, Inc.                            332
  57,500 *  U.S. Concrete, Inc.                                        458

 Consumer Finance--1.2%
  41,000    Cash America International, Inc.                           349

 Diversified Commercial Services--6.9%
 186,950 *+ International Aircraft Investors, Inc.                     684
  13,600 *  ITT Educational Services, Inc.                             612
  25,500    Landauer, Inc.                                             765

 Diversified Financial Services--5.5%
 150,200 *  Rent-Way, Inc.                                           1,637

 Electronic Equipment & Intruments--1.2%
   9,200 * Optimal Robotics Corp.                                      350

 Health Care Distributors & Services--2.7%
  77,400   Hooper Holmes, Inc.                                         793

 Health Care Equipment--3.2%
  14,900 * INAMED Corp.                                                364
  30,200 * SonoSite, Inc.                                              586

 Health Care Facilities--2.0%
  17,100 * Province Healthcare Co.                                     603

 Homebuilding--1.0%
  25,000 * Champion Enterprises, Inc.                                  285

 Integrated Oil & Gas--4.2%
 105,700   World Fuel Services Corp.                                 1,263

 Internet Software & Services--2.2%
  33,300 * Websense, Inc.                                              666

 Life & Health Insurance--2.5%
  16,000   StanCorp Financial Group, Inc.                              758

 Marine--0.9%
  15,100   Nordic American Tanker Shipping, Ltd.                       259

 Oil & Gas Drilling--3.3%
  25,000 * Marine Drilling Co., Inc.                                   478
  28,500 * Patterson-UTI Energy, Inc.                                  509

 Oil & Gas Exploration & Production--1.9%
  98,000 * Mallon Resources Corp.                                      578

 Photographic Product--1.1%
 124,200 * Polaroid Corp.                                              323

 Property & Casualty Insurance--2.4%
  19,200   First American Corp.                                        364
  12,500   LandAmerica Financial Group, Inc.                           398

 Real Estate Investment Trust--6.8%
  17,600   Alexandria Real Estate Equities, Inc.                       700
  22,000   Annaly Mortgage Management, Inc.                            302
  14,400   Camden Property Trust                                       528
  15,100   First Industrial Realty Trust, Inc.                         485

 Restaurants--0.1%
  14,000 * BRIAZZ, Inc.                                                 39

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO MUTUAL FUNDS                                          www.safecofunds.com

Portfolio of Investments
SAFECO Small Company Value Fund
As of June 30, 2001
(Unaudited)

                                                                        Value
 SHARES OR PRINCIPAL AMOUNT                                           (000's)
-----------------------------------------------------------------------------
 Specialty Stores--3.0%
  42,100   Regis Corp.                                                $   884

 Steel--2.1%
  43,500   Schnitzer Steel Industries, Inc.                               620

 Systems Software--0.9%
  25,800 * BSQUARE Corp.                                                  271

 Telecommunications Equipment--1.8%
  23,000 * Plantronics, Inc.                                              532

 Tobacco--2.2%
  16,700   Universal Corp.                                                662

 Trucking--3.0%
  15,300 * Arkansas Best Corp.                                            353
   8,100 * Landstar System, Inc.                                          551
                                                                      -------
 TOTAL COMMON STOCKS                                                   28,759
                                                                      -------
 PREFERRED STOCKS--1.4%

 Electric Utilities--1.4%
   4,000   Massachusetts Electric Co.                                     275
   2,000   Virginia Electric & Power Co. Callable 4/23/01 @ $101.00       139
                                                                      -------
 TOTAL PREFERRED STOCKS                                                   414
                                                                      -------

 CASH EQUIVALENTS--1.1%

 Investment Companies
 337,013 AIM Short-Term Investments Co. Liquid Assets Money Market
         Portfolio (Institutional Shares)                                 337
                                                                      -------
 TOTAL CASH EQUIVALENTS                                                   337
                                                                      -------
 TOTAL INVESTMENTS--98.8%                                              29,510
 Other Assets, less Liabilities                                           360
                                                                      -------
 NET ASSETS                                                           $29,870
                                                                      =======

 *  Non-income producing security.
 + Affiliated issuer as defined by the Investment Company Act of 1940 (the Fund controls 5% or more of the outstanding voting shares of the company). The cost of such securities is $1,799,000.

                       SEE NOTES TO FINANCIAL STATEMENTS

Report From the Fund Managers
SAFECO U.S. Value Fund
June 30, 2001


[PHOTO] Rex Bentley  [PHOTO] Lynette D. Sagvold

In a period marked by negative returns in large-cap stocks, the SAFECO U.S. Value Fund outperformed the S&P 500 Index, but underperformed the Russell 1000 Value. The year-to-date difference between the Fund and its value benchmark was due to stock selection.

Though the sector weightings were roughly the same, the Fund's consumer stock picks underperformed those in the Russell 1000 Value Index. When Interpublic Group (advertising) fell on disappointing earnings, we replaced it with a small position of AOL Time Warner. When CVS (drugstores) stumbled, we opportunistically increased our stake in what we think is a good company suffering a temporary setback. We also added to Cisco and Texas Instruments on price breaks.

Aided by Du Pont and ALLTEL, the Fund's materials processing and utilities stocks outperformed those of the Russell 1000 Value Index. The Fund also benefited by its position in Microsoft and its financial picks. American General climbed on a takeover offer from America International Group, while Hartford Financial Services rebounded on improving insurance pricing. Citigroup and Bank of America climbed on lower interest rates.

As they approached our price targets, we sold Crane, Minnesota Mining & Manufacturing and Unum Provident; and we replaced Halliburton with Schlumberger.

We initiated positions in Duke Energy and American International Group in the first quarter; and in Ingersoll-Rand, Tyco International, Corning, Kroger, Anheuser-Busch and American Express in the second. We found their valuations attractive relative to their prospects. Consistent with its value style the Fund's forward price-earnings ratio was 18.5, compared to 20.1 for the Russell 1000 Value Index at June 30. We believe, over time, value investing will amply reward investors in terms of both risk and return.

Rex Bentley   Lynette D. Sagvold

Rex Bentley, an MBA from Brigham Young University and Chartered Financial Analyst, has more than 20 years of investment experience.

Lynette D. Sagvold holds a BA in business administration from the University of Washington and is a Chartered Financial Analyst. She began her investment career in 1981 at Kidder Peabody and was a portfolio manager for Key Trust and First Interstate before joining SAFECO in 1995 as a portfolio manager and insurance analyst.

SAFECO MUTUAL FUNDS                                               1-800-624-5711

Performance Overview & Highlights
SAFECO U.S. Value Fund

                              [PERFORMANCE GRAPH]

NO-LOAD CLASS

-----------------------------------------------------------------------------
Average Annual Total Return for the                             Since
periods ended June 30, 2001          Six Month*     1 Year    Inception**
-----------------------------------------------------------------------------
SAFECO U.S. Value Fund                (4.08)%       1.92 %     7.47%
S&P 500 Index                         (6.69)%     (14.81)%    12.23%
Russell 1000 Value Index              (1.26)%      10.33 %    12.92%
Lipper, Inc. (Large-Cap Value Funds)  (2.87)%       3.81 %      N/A
* Not Annualized
**Graph and average annual return comparison begins April 30, 1997, inception date of the Fund.
-----------------------------------------------------------------------------

                          SAFECO                              Russell 1000
         Date         U.S. Value Fund       S&P 500           Value Index
         ----         ---------------       -------           -----------
       4/30/97            10,000             10,000             10,000
       5/31/97            10,670             10,608             10,559
       6/30/97            11,053             11,083             11,012
       7/31/97            11,915             11,965             11,840
       8/31/97            11,283             11,295             11,418
       9/30/97            11,669             11,914             12,108
      10/31/97            11,307             11,516             11,770
      11/30/97            11,599             12,049             12,290
      12/31/97            11,750             12,256             12,649
       1/31/98            11,760             12,391             12,470
       2/28/98            12,621             13,284             13,310
       3/31/98            13,095             13,964             14,124
       4/30/98            12,905             14,104             14,218
       5/31/98            12,632             13,862             14,008
       6/30/98            12,615             14,425             14,187
       7/31/98            12,150             14,272             13,937
       8/31/98            10,662             12,210             11,863
       9/30/98            11,380             12,993             12,543
      10/31/98            12,375             14,048             13,515
      11/30/98            12,999             14,900             14,145
      12/31/98            13,231             15,758             14,626
       1/31/99            13,242             16,417             14,743
       2/28/99            12,799             15,907             14,535
       3/31/99            13,042             16,543             14,836
       4/30/99            13,996             17,184             16,221
       5/31/99            14,118             16,778             16,043
       6/30/99            14,593             17,709             16,509
       7/31/99            14,182             17,156             16,025
       8/31/99            13,681             17,071             15,431
       9/30/99            13,105             16,603             14,892
      10/31/99            13,708             17,653             15,749
      11/30/99            13,674             18,013             15,625
      12/31/99            13,912             19,074             15,701
       1/31/00            13,027             18,115             15,189
       2/29/00            12,014             17,773             14,060
       3/31/00            13,398             19,511             15,776
       4/30/00            13,375             18,922             15,592
       5/31/00            13,550             18,534             15,756
       6/30/00            13,248             18,991             15,037
       7/31/00            13,002             18,696             15,225
       8/31/00            13,330             19,857             16,072
       9/30/00            13,037             18,809             16,219
      10/31/00            13,659             18,729             16,618
      11/30/00            13,272             17,253             16,001
      12/31/00            14,076             17,337             16,802
       1/31/01            13,923             17,953             16,867
       2/28/01            13,440             16,316             16,398
       3/31/01            13,096             15,282             15,818
       4/30/01            13,557             16,470             16,594
       5/31/01            13,911             16,580             16,967
       6/30/01            13,501             16,176             16,590

Investment Values:

SAFECO

U.S. Value Fund $13,501

S&P 500 Index   $16,176

Russell 1000 Value Index $16,590

The performance graph compares a hypothetical $10,000 investment in the Fund to a hypothetical investment in a relevant market index. The index is unmanaged and includes no operating expenses or transaction costs. Past performance is not predictive of future results. Principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                                           Percent of
 TOP FIVE INDUSTRIES                       Net Assets
-----------------------------------------------------
 Banks                                         11%
 Integrated Telecom. Services                  9
 Integrated Oil & Gas                          9
 Diversified Financial Services                9
 Pharmaceuticals                               6
                                           Percent of
 TOP TEN HOLDINGS                          Net Assets
-----------------------------------------------------
 Exxon Mobil Corp.                            2.9%
 (Integrated Oil & Gas)
 Washington Mutual, Inc.                      2.9
 (Banks)
 Bank of America Corp.                        2.8
 (Banks)
 Citigroup, Inc.                              2.7
 (Diversified Financial Services)
 J.P. Morgan Chase & Co.                      2.5
 (Diversified Financial Services)
 Federal National Mortgage Association        2.5
 (Diversified Financial Services)
 ALLTEL Corp.                                 2.4
 (Integrated Telecommunication Services)
 Hartford Financial Services Group, Inc.      2.4
 (Multi-Line Insurance)
 United Parcel Service, Inc. (Class B)        2.4
 (Air Freight & Couriers)
 Procter & Gamble Co.                         2.4
 (Household Products)

TOP FIVE PURCHASES                   Cost
For the Period Ended June 30, 2001  (000's)
-------------------------------------------
Duke Energy Corp.                    $183
Conoco, Inc. (Class A)                161
American International Group, Inc.    144
Anheuser-Busch Companies, Inc.        144
Citigroup, Inc.                       137

TOP FIVE SALES
For the Period Ended June  Proceeds
30, 2001                    (000's)
-----------------------------------
Halliburton Co.              $165
Bristol-Meyers Squibb Co.     165
ConAgra, Inc.                 163
Praxair, Inc.                 153
Emerson Electric Co.          118

WEIGHTINGS AS A PERCENT
OF NET ASSETS
--------------------------------------------------------------------------------
                       [PIE CHART]
1 Large - Common Stocks: ($4 Bil. and above)        92.2%
2 Cash & Other:                                      3.6%
3 Medium - Common Stocks: ($1.5 Bil. - $4 Bil.)      2.9%
4 Small - Common Stocks: (Less than $1.5 Bil.)       1.3%

Portfolio of Investments
SAFECO U.S. Value Fund
As of June 30, 2001
(Unaudited)


                                                                    Value
 SHARES OR PRINCIPAL AMOUNT                                        (000's)
--------------------------------------------------------------------------
 COMMON STOCK--96.4%

 Aerospace & Defense--1.3%
   1,500   Northrop Grumman Corp.                                  $  120

 Air Freight & Couriers--2.4%
   3,900   United Parcel Services, Inc. (Class B)                     226

 Banks--11.2%
   4,300   Bank of America Corp.                                      258
   7,000   KeyCorp                                                    182
   7,590   U.S. Bancorp                                               173
   7,050   Washington Mutual, Inc.                                    265
   3,500   Wells Fargo & Co.                                          163

 Brewers--1.5%
   3,400   Anheuser-Busch Companies, Inc.                             140

 Computer Hardware--2.0%
   3,200   Hewlett-Packard Co.                                         92
     800   International Business Machines, Inc.                       91

 Department Stores--1.5%
   3,950   May Department Stores Co.                                  135

 Diversified Chemicals--1.6%
   3,100   Du Pont (E.I.) de Nemours & Co.                            150

 Diversified Financial Services--8.7%
   2,300   American Express Co.                                        89
   4,800   Citigroup, Inc.                                            254
   2,700   Federal National Mortgage Association                      230
   5,300   J.P. Morgan Chase & Co.                                    236

 Drug Retail--1.5%
   3,700   CVS Corp.                                                  143

 Electric Utilities--1.9%
   4,600   Duke Energy Corp.                                          179

 Electrical Equipment--1.6%
   4,500   Diebold, Inc.                                              145

 Food Retail--1.0%
   3,700 * Kroger Corp.                                                93

 General Merchandise Stores--1.4%
   3,100 * Costco Wholesale Corp.                                     127

 Household Products--2.4%
   3,500   Procter & Gamble Co.                                       223

 Industrial Conglomerates--0.8%
   1,400   Tyco International, Ltd.                                    76

 Industrial Gases--1.5%
   2,900   Praxair, Inc.                                              136

 Industrial Machinery--2.8%
   4,800   Dover Corp.                                                181
   2,000   Ingersoll-Rand Co.                                          82

 Integrated Oil & Gas--9.1%
   2,400   Chevron Corp.                                              217
   5,700   Conoco, Inc. (Class A)                                     161
   3,064   Exxon Mobil Corp.                                          268
   3,500   Royal Dutch Petroleum Co. (ADR)                            204

 Integrated Telecommunications Services--9.2%
   3,700   ALLTEL Corp.                                               227
   7,300   CenturyTel, Inc.                                           221
   4,700   SBC Communications, Inc.                                   188
   4,148   Verizon Communications                                     222

 IT Consulting & Services--0.9%
   1,400   Electronic Data Systems Corp.                               88

 Life & Health Insurance--2.3%
   4,600   American General Corp.                                     214

 Movies & Entertainment--2.3%
   1,800 * AOL Time Warner, Inc.                                       95
   4,100   Walt Disney Co.                                            118

 Multi-Line Insurance--4.0%
   1,700   American International Group, Inc.                         146
   3,300   Hartford Financial Services Group, Inc.                    226

 Multi-Utilities--2.0%
   6,900   NiSource, Inc.                                             189

 Networking Equipment--0.8%
   4,300 * Cisco Systems, Inc.                                         78

 Oil & Gas Equipment & Services--1.1%
   2,000   Schlumberger, Ltd.                                         105

 Personal Products--2.3%
   7,500   Gillette Co.                                               217

                       SEE NOTES TO FINANCIAL STATEMENTS

SAFECO MUTUAL FUNDS                                          www.safecofunds.com

Portfolio of Investments
SAFECO U.S. Value Fund
As of June 30, 2001
(Unaudited)

                                                                        Value
 SHARES OR PRINCIPAL AMOUNT                                           (000's)
-----------------------------------------------------------------------------
 Pharmaceuticals--6.3%
   3,400  Abbott Laboratories                                         $  163
   3,200  American Home Products Corp.                                   187
   3,200  Johnson & Johnson                                              160
   1,100  Merck & Co., Inc.                                               70

 Publishing & Printing--1.9%
   2,700  Gannett Co., Inc.                                              178

 Real Estate Investment Trust--4.2%
   2,500  Equity Residential Properties Trust                            141
   3,700  First Industrial Realty Trust, Inc.                            119
   4,300  Liberty Property Trust                                         127

 Restaurants--1.6%
   5,400  McDonald's Corp.                                               146

 Semiconductor Equipment--0.6%
   1,800  Intel Corp.                                                     53

 Semiconductors--0.6%
   1,800  Texas Instruments, Inc.                                         57

 Systems Software--1.1%
   1,400* Microsoft Corp.                                                102

 Telecommunications Equipment--1.0%
   3,000  Corning, Inc.                                                   50
   4,200  Nortel Networks Corp.                                           38
                                                                      ------
 TOTAL COMMON STOCKS                                                   8,964
                                                                      ------

 CASH EQUIVALENTS--3.7%

 Investment Companies
 339,774 AIM Short-Term Investments Co. Liquid Assets Money Market       340
         Portfolio (Institutional Shares)
                                                                      ------
 TOTAL CASH EQUIVALENTS                                                  340
                                                                      ------
 TOTAL INVESTMENTS--100.1%                                             9,304
 Other Assets, less Liabilities                                          (10)
                                                                      ------
 NET ASSETS                                                           $9,294
                                                                      ======

 *  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Statements of Assets and Liabilities
As of June 30, 2001
(Unaudited)

                                                                       SAFECO
                                            SAFECO Growth     SAFECO Dividend
                                            Opportunities     Equity   Income
 (In Thousands, Except Per-Share Amounts)            Fund       Fund     Fund
-----------------------------------------------------------------------------
 Assets
  Investments, at Cost                           $795,376 $  927,759 $157,463
                                                 ======== ========== ========
  Investments, at Value
    Unaffiliated Issuers                         $584,045 $1,265,542 $195,256
    Affiliated Issuers                            322,340          -        -
                                                 -------- ---------- --------
      Total Investments at Value                  906,385  1,265,542  195,256
  Cash                                                  -          -        -
  Collateral for Securities Loaned, at Fair
   Value                                          101,118          -    5,645
  Receivables:
    Investment Securities Sold                          -          -        -
    Trust Shares Sold                              10,890         48        -
    Dividends and Interest                            255        593      439
    Forward Currency Contracts Open, Net                -          -        -
    From Advisor                                        -          -        -
  Deferred Organization Expense                         -          -        -
                                                 -------- ---------- --------
   Total Assets                                   917,530  1,266,183  195,695

 Liabilities
 Payables:
   Investment Securities Purchased                    855          -        -
   Trust Shares Redeemed                                -         16        -
   Payable Upon Return of Securities Loaned       101,118          -    5,645
   Dividends                                            -      1,770      620
   Investment Advisory Fees                           459        698      119
   Accrued Expenses                                   254        366       77
                                                 -------- ---------- --------
     Total Liabilities                            102,686      2,850    6,461
                                                 -------- ---------- --------
 Net Assets                                      $915,962 $1,263,333 $194,879
                                                 ======== ========== ========
   No-Load Class:
     Net Assets                                  $871,682 $1,204,019 $192,508
     Trust Shares Outstanding                      30,947     62,525    9,953
                                                 -------- ---------- --------
     Net Asset Value, Offering Price, and
      Redemption Price Per Share                 $  28.17 $    19.26 $  19.34
                                                 ======== ========== ========
   Class A:
     Net Assets                                  $ 28,768 $   40,875 $    922
     Trust Shares Outstanding                       1,031      2,119       47
                                                 -------- ---------- --------
     Net Asset Value and Redemption Price
      Per Share                                  $  27.91 $    19.29 $  19.44
                                                 ======== ========== ========
     Maximum Offering Price Per Share (Net
      Asset Value Plus Sales Charge of 5.75%)    $  29.61 $    20.47 $  20.63
                                                 ======== ========== ========
   Class B:
     Net Assets                                  $ 15,327 $   18,288 $  1,342
     Trust Shares Outstanding                         570        965       69
                                                 -------- ---------- --------
     Net Asset Value and Offering Price
      Per Share                                  $  26.88 $    18.95 $  19.47
                                                 ======== ========== ========
   Class C:
     Net Assets                                  $    185 $      151 $    107
     Trust Shares Outstanding                           7          8        6
                                                 -------- ---------- --------
     Net Asset Value and Offering Price
      Per Share                                  $  26.86 $    18.98 $  19.51
                                                 ======== ========== ========
-----------------------------------------------------------------------------
 Analysis of Net Assets:
   Paid in Capital (Par Value $.001,
    Unlimited Shares Authorized)                 $798,819 $  925,999 $156,739
   Distributable Earnings                         117,143    337,334   38,140
                                                 -------- ---------- --------
 Net Assets                                      $915,962 $1,263,333 $194,879
                                                 ======== ========== ========
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                          SAFECO
                                                   SAFECO             SAFECO           SAFECO              Small           SAFECO
                                                Northwest      International         Balanced            Company       U.S. Value
 (In Thousands, Except Per-Share Amounts)            Fund         Stock Fund             Fund         Value Fund             Fund
 --------------------------------------------------------------------------------------------------------------------------------
 Assets
  Investments, at Cost                           $ 86,699            $25,375          $17,796            $26,497           $8,478
                                                 ========            =======          =======            =======           ======
  Investments, at Value
    Unaffiliated Issuers                         $111,267            $28,522          $18,785            $28,826           $9,304
    Affiliated Issuers                                  -                  -                -                684                -
                                                 --------            -------          -------            -------           ------
      Total Investments at Value                  111,267             28,522           18,785             29,510            9,304
  Cash                                                  -              3,142                -                  -                -
  Collateral for Securities Loaned, at Fair
   Value                                           19,462                  -            1,531              5,437            1,101
  Receivables:
    Investment Securities Sold                        212              1,336               60                341               60
    Trust Shares Sold                                   -                885                -                  -                -
    Dividends and Interest                             50                 97              116                 61               13
    Forward Currency Contracts Open, Net                -                 16                -                  -                -
    From Advisor                                       14                 36                5                 10                6
  Deferred Organization Expense                         -                  -                -                  -                3
                                                 --------            -------          -------            -------           ------
   Total Assets                                   111,543             34,034           18,966             29,922            9,386

 Liabilities
 Payables:
   Investment Securities Purchased                      -                  -               85                  -               41
   Trust Shares Redeemed                                4                  2                -                  2                -
   Payable Upon Return of Securities Loaned        19,462                  -            1,531              5,437            1,101
   Dividends                                            -                  -              128                  -               25
   Investment Advisory Fees                            65                 26               11                 19                6
   Accrued Expenses                                    60                 49               25                 31               20
                                                 --------            -------          -------            -------           ------
     Total Liabilities                             19,591                 77            1,780              5,489            1,193
                                                 --------            -------          -------            -------           ------
 Net Assets                                      $111,414            $33,957          $18,717            $29,870           $9,294
                                                 ========            =======          =======            =======           ======
   No-Load Class:
     Net Assets                                  $ 98,611            $31,369          $14,853            $27,570           $8,456
     Trust Shares Outstanding                       4,778              2,671            1,265              2,021              742
                                                 --------            -------          -------            -------           ------
     Net Asset Value, Offering Price, and
      Redemption Price Per Share                 $  20.64            $ 11.74          $ 11.74            $ 13.64           $11.40
                                                 ========            =======          =======            =======           ======
   Class A:
     Net Assets                                  $  6,222            $ 1,314          $ 1,878            $   980           $  301
     Trust Shares Outstanding                         306                113              160                 73               27
                                                 --------            -------          -------            -------           ------
     Net Asset Value and Redemption Price
      Per Share                                  $  20.31            $ 11.64          $ 11.77            $ 13.41           $11.39
                                                 ========            =======          =======            =======           ======
     Maximum Offering Price Per Share (Net
      Asset Value Plus Sales Charge of 5.75%))   $  21.55            $ 12.35          $ 12.49            $ 14.23           $12.08
                                                 ========            =======          =======            =======           ======
   Class B:
     Net Assets                                  $  6,475            $ 1,191          $ 1,986            $ 1,320           $  537
     Trust Shares Outstanding                         330                105              169                102               47
                                                 --------            -------          -------            -------           ------
     Net Asset Value and Offering Price
      Per Share                                  $  19.65            $ 11.34          $ 11.75            $ 12.91           $11.33
                                                 ========            =======          =======            =======           ======
   Class C:
     Net Assets                                  $    106            $    83                -                  -                -
     Trust Shares Outstanding                           5                  7
                                                 --------            -------

     Net Asset Value and Offering Price          $  19.65            $ 11.33
      Per Share                                  ========            =======
---------------------------------------------------------------------------------------------------------------------------------
 Analysis of Net Assets:
   Paid in Capital (Par Value $.001,
    Unlimited Shares Authorized)                 $ 92,048            $33,349          $17,791            $34,263           $8,607
   Distributable Earnings                          19,366                608              926             (4,393)             687
                                                 --------            -------          -------            -------           ------
 Net Assets                                      $111,414            $33,957          $18,717            $29,870           $9,294
                                                 ========            =======          =======            =======           ======

                       SEE NOTES TO FINANCIAL STATEMENTS

Statements of Operations
For the Six-Month Period Ended June 30, 2001
(Unaudited)

                                                                         SAFECO
                                              SAFECO Growth    SAFECO  Dividend
                                              Opportunities    Equity    Income
 -(In Thousands)-                                      Fund      Fund      Fund
--------------------------------------------------------------------------------
 Investment Income
   Dividends (Net of Foreign Taxes Withheld
    of $67 Thousand in the International Stock
    Fund)                                          $    247  $  8,297  $  2,557
   Interest                                           1,205     1,240       294
   Income from Securities Loaned, net                    24        21        12
                                                   --------  --------  --------
     Total Investment Income                          1,476     9,558     2,863

 Expenses
   Investment Advisory                                2,326     4,238       714
   Fund Accounting and Administration                   139       203        89
   Transfer Agent--No-Load                              909     1,399       215
                 --Class A                               37        66         2
                 --Class B                               19        29         2
   Shareholder Service--Class A                          31        53         1
                      --Class B                          16        23         2
   Distribution       --Class B                          48        71         5
   Legal and Auditing                                    21        37        14
   Custodian                                             24        37         9
   Registration                                          24        31        21
   Reports to Shareholders                               63       129        22
   Trustees                                               5         8         4
   Loan Interest                                          1         -         -
   Other                                                 25        26         1
                                                   --------  --------  --------
     Total Expenses Before Expense
      Reimbursement                                   3,688     6,350     1,101
   Expense Reimbursement From Advisor--No-Load            -         -         -
                                     --Class A          (13)      (11)       (1)
                                     --Class B           (2)       (2)       (1)
                                                   --------  --------  --------
     Total Expenses After Expense Reimbursement       3,673     6,337     1,099
                                                   --------  --------  --------
 Net Investment Income (Loss)                        (2,197)    3,221     1,764
 Net Realized and Unrealized Gain (Loss) on
  Investments and Foreign Currency
   Net Realized Gain (Loss) from:
     Investments in Unaffiliated Issuers            (25,689)     (380)      808
     Investments in Affiliated Issuers               34,069         -         -
     Foreign Currency Transactions                        -         -         -
                                                   --------  --------  --------
     Total Net Realized Gain (Loss)                   8,380      (380)      808
   Net Change in Unrealized Appreciation
    (Depreciation)                                  162,688   (94,801)  (13,652)
                                                   --------  --------  --------
 Net Gain (Loss) on Investments and Foreign
  Currency                                          171,068   (95,181)  (12,844)
                                                   --------  --------  --------
 Net Change in Net Assets Resulting from
  Operations                                       $168,871  $(91,960) $(11,080)
                                                   ========  ========  ========
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                          SAFECO        SAFECO
                                                     SAFECO            SAFECO           SAFECO             Small          U.S.
                                                  Northwest     International         Balanced           Company         Value
 -(In Thousands)-                                      Fund        Stock Fund             Fund        Value Fund          Fund
-------------------------------------------------------------------------------------------------------------------------------
 Investment Income
   Dividends (Net of Foreign Taxes Withheld
    of $67 Thousand in the International Stock
    Fund)                                           $   447           $   403            $ 118            $  269         $  97
   Interest                                              93                18              251                67             9
   Income from Securities Loaned, net                    11                 -                1                 2             1
                                                    -------           -------            -----            ------         -----
     Total Investment Income                            551               421              370               338           107

 Expenses
   Investment Advisory                                  389               174               64               117            32
   Fund Accounting and Administration                    50                16                8                14             4
   Transfer Agent--No-Load                              143                49               21                42            10
                 --Class A                                9                 2                3                 1             -
                 --Class B                                9                 2                3                 2             1
   Shareholder Service--Class A                           8                 2                2                 1             -
                      --Class B                           8                 2                2                 1             1
   Distribution       --Class B                          23                 5                7                 5             2
   Legal and Auditing                                    12                11               11                11            11
   Custodian                                              7                48                3                 7             2
   Registration                                          25                21               11                12            12
   Reports to Shareholders                               18                 7                5                 8             1
   Trustees                                               4                 4                4                 3             3
   Loan Interest                                          -                10                -                11             -
   Other                                                  8                11                1                 1             3
                                                    -------           -------            -----            ------         -----
     Total Expenses Before Expense
      Reimbursement                                     713               364              145               236            82
   Expense Reimbursement From Advisor--No-Load          (52)              (92)             (23)              (35)          (25)
                                     --Class A           (6)               (5)              (4)               (2)           (2)
                                     --Class B           (5)               (5)              (4)               (2)           (2)
                                                    -------           -------            -----            ------         -----
     Total Expenses After Expense Reimbursement         650               262              114               197            53
                                                    -------           -------            -----            ------         -----
 Net Investment Income (Loss)                           (99)              159              256               141            54
 Net Realized and Unrealized Gain (Loss) on
  Investments and Foreign Currency
   Net Realized Gain (Loss) from:
     Investments in Unaffiliated Issuers             (4,925)           (2,452)             342              (980)          118
     Investments in Affiliated Issuers                    -                 -                -                 -             -
     Foreign Currency Transactions                        -                64                -                 -             -
                                                    -------           -------            -----            ------         -----
     Total Net Realized Gain (Loss)                  (4,925)           (2,388)             342              (980)          118
   Net Change in Unrealized Appreciation
    (Depreciation)                                    1,252            (3,330)            (834)            4,674          (569)
                                                    -------           -------            -----            ------         -----
 Net Gain (Loss) on Investments and Foreign
  Currency                                           (3,673)           (5,718)            (492)            3,694          (451)
                                                    -------           -------            -----            ------         -----
 Net Change in Net Assets Resulting from
  Operations                                        $(3,772)          $(5,559)           $(236)           $3,835         $(397)
                                                    =======           =======            =====            ======         =====
-------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets
(Unaudited)

                                 SAFECO Growth           SAFECO Equity     SAFECO Dividend
                            Opportunities Fund                    Fund         Income Fund
                            ----------------------------------------------------------------
 -(In Thousands)-              2001*     2000**       2001*      2000**     2001*    2000**
--------------------------------------------------------------------------------------------
 Operations
   Net Investment Income
    (Loss)                  $ (2,197) $  (5,913) $    3,221  $    9,572  $  1,764  $  4,356
   Net Realized Gain (Loss)
    on Investments and
    Foreign Currency
    Transactions               8,380     31,449        (380)     43,098       808      (460)
   Net Change in Unrealized
    Appreciation
    (Depreciation)           162,688     51,687     (94,801)   (265,174)  (13,652)  (23,933)
                            --------  ---------  ----------  ----------  --------  --------
   Net Change in Net Assets
    Resulting from
    Operations               168,871    (26,151)    (91,960)   (212,504)  (11,080)  (20,037)

 Distributions to
  Shareholders from:
    Net Investment Income
      No-Load Class                -          -      (3,235)     (9,490)   (1,741)   (4,325)
      Class A                      -          -         (30)       (104)       (7)      (21)
      Class B                      -          -           -           -        (5)      (14)
      Class C                      -          -           -           -         -        (1)
    Net Realized Gain on
     Investments
      No-Load Class                -          -           -     (40,950)        -         -
      Class A                      -          -           -      (1,539)        -         -
      Class B                      -          -           -        (586)        -         -
      Class C                      -          -           -          (4)        -         -
                            --------  ---------  ----------  ----------  --------  --------
    Total                         -          -      (3,265)    (52,673)   (1,753)   (4,361)

 Net Trust Share
  Transactions                71,003   (155,036)   (134,909)   (478,540)  (12,064)  (63,774)
                            --------  ---------  ----------  ----------  --------  --------
 Total Change in Net
  Assets                     239,874   (181,187)   (230,134)   (743,717)  (24,897)  (88,172)
 Net Assets at Beginning
  of Period                  676,088    857,275   1,493,467   2,237,184   219,776   307,948
                            --------  ---------  ----------  ----------  --------  --------
 Net Assets at End of
  Period                    $915,962  $ 676,088  $1,263,333  $1,493,467  $194,879  $219,776
                            ========  =========  ==========  ==========  ========  ========
--------------------------------------------------------------------------------------------
 Tax Character of
  Distributions Paid:
   Ordinary Income          $      -  $       -  $    3,265  $    9,594  $  1,753  $  4,361
   Long-term Capital Gains         -          -           -      43,079         -         -
                            --------  ---------  ----------  ----------  --------  --------
     Total                  $      -  $       -  $    3,265  $   52,673  $  1,753  $  4,361
                            ========  =========  ==========  ==========  ========  ========
--------------------------------------------------------------------------------------------

 *  For the six-month period ended June 30, 2001.
**  For the year ended December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS


                               SAFECO Northwest   SAFECO International   SAFECO Balanced   SAFECO Small Company   SAFECO U.S. Value
                                           Fund             Stock Fund              Fund             Value Fund                Fund
                            --------------------------------------------------------------------------------------------------------
-In Thousands-                  2001*    2000**      2001*      2000**    2001*   2000**      2001*      2000**    2001*     2000**
------------------------------------------------------------------------------------------------------------------------------------
 Operations
   Net Investment Income
    (Loss)                  $    (99) $   (704) $      159  $       77  $   256  $   522 $      141 $      (50) $     54  $      96
   Net Realized Gain (Loss)
    on Investments and
    Foreign Currency
    Transactions              (4,925)     (178)     (2,388)      1,997      342     (400)      (980)     3,594       118       (256)
   Net Change in Unrealized
    Appreciation
    (Depreciation)             1,252   (25,724)     (3,330)     (6,025)    (834)     593      4,674     (5,605)     (569)       187
                            --------  --------  ----------  ----------  -------  ------- ---------- ----------  --------  ---------
   Net Change in Net Assets
    Resulting from
    Operations                (3,772)  (26,606)     (5,559)     (3,951)    (236)     715      3,835     (2,061)     (397)        27

 Distributions to
  Shareholders from:
    Net Investment Income
      No-Load Class                -         -           -        (196)    (212)    (432)         -          -       (52)       (92)
      Class A                      -         -           -          (5)     (24)     (53)         -          -        (1)        (3)
      Class B                      -         -           -           -      (19)     (39)         -          -        (1)        (1)
      Class C                      -         -           -           -        -        -          -          -         -          -
    Net Realized Gain on
     Investments
      No-Load Class                -         -           -      (1,841)       -        -          -          -         -          -
      Class A                      -         -           -         (80)       -        -          -          -         -          -
      Class B                      -         -           -         (83)       -        -          -          -         -          -
      Class C                      -         -           -          (5)       -        -          -          -         -          -
                            --------  --------  ----------  ----------  -------  ------- ---------- ----------  --------  ---------
    Total                          -         -           -      (2,210)    (255)    (524)         -          -       (54)       (96)

 Net Trust Share
  Transactions                (6,100)   40,742       3,485       2,618      699   (4,816)     1,567     (4,131)      338     (1,507)
                            --------  --------  ----------  ----------  -------  ------- ---------- ----------  --------  ---------
 Total Change in Net
  Assets                      (9,872)   14,136      (2,074)     (3,543)     208   (4,625)     5,402     (6,192)     (113)    (1,576)
 Net Assets at Beginning
  of Period                  121,286   107,150      36,031      39,574   18,509   23,134     24,468     30,660     9,407     10,983
                            --------  --------  ----------  ----------  -------  ------- ---------- ----------  --------  ---------
 Net Assets at End of
  Period                    $111,414  $121,286  $   33,957  $   36,031  $18,717  $18,509 $   29,870 $   24,468  $  9,294  $   9,407
                            ========  ========  ==========  ==========  =======  ======= ========== ==========  ========  =========
------------------------------------------------------------------------------------------------------------------------------------
 Tax Character of
  Distributions Paid:
   Ordinary Income          $      -  $      -  $        -  $      201  $   255  $   524 $        - $        -  $     54  $      96
   Long-term Capital Gains         -         -           -       2,009        -        -          -          -         -          -
                            --------  --------  ----------  ----------  -------  ------- ---------- ----------  --------  ---------
     Total                  $      -  $      -  $        -  $    2,210  $   255  $   524 $        - $        -  $     54  $      96
                            ========  ========  ==========  ==========  =======  ======= ========== ==========  ========  =========
------------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

                                    Six-Month                                                      Three-Month         For the
 SAFECO Growth                   Period Ended                                                     Period Ended      Year Ended
 Opportunities Fund                   June 30                  For the Year Ended December 31      December 31    September 30
                      ----------------------------------------------------------------------------------------------
 No-Load Class                           2001           2000        1999        1998        1997          1996            1996
-------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value at
 Beginning of Period            $        22.33    $    23.30  $    22.70  $    22.45  $    16.97      $  15.45        $  15.83
 Income (Loss) From Investment Operations
 Net Investment Loss                     (0.06)        (0.19)      (0.16)      (0.01)      (0.02)        (0.02)          (0.02)
 Net Realized and
 Unrealized Gain (Loss) on
 Investments                              5.90         (0.78)       0.76        0.99        8.50          1.77            2.24
                                --------------    ----------  ----------  ----------  ----------      --------        --------
 Total from Investment
 Operations                               5.84         (0.97)       0.60        0.98        8.48          1.75            2.22
 Less Distributions
 Distributions from
 Realized Gains                              -             -           -       (0.73)      (3.00)        (0.23)          (2.60)
                                --------------    ----------  ----------  ----------  ----------      --------        --------
 Net Asset Value at End of
 Period                         $        28.17    $    22.33  $    29.30  $    22.70  $    22.45      $  16.97        $  15.45
                                ==============    ==========  ==========  ==========  ==========      ========        ========
 Total Return                           26.15%*       (4.16%)      2.64%       4.37%      49.96%        11.35%*         14.16%
 Net Assets at End of Period
 (000's)                        $      871,682    $  637,557  $  815,041  $1,394,225  $  638,562      $195,760        $179,574
 Ratios to Average Net
 Assets:
 Gross Expenses                          1.02%**       1.05%       1.07%       0.77%       0.85%         0.99%**         1.02%
 Net Expenses                            1.02%**       1.05%       1.02%       0.77%       0.85%         0.99%**         1.02%
 Net Investment Loss                    (0.61%)**     (0.74%)     (0.57%)     (0.06%)     (0.17%)       (0.51%)**       (0.14%)
 Portfolio Turnover Rate                   60%**         63%         38%         55%         83%           83%**          125%
-------------------------------------------------------------------------------------------------------------------------------
                                    Six-Month                                                      Three-Month         For the
                                 Period Ended                                                     Period Ended      Year Ended
 SAFECO Equity Fund                   June 30                  For the Year Ended December 31      December 31    September 30
                      ----------------------------------------------------------------------------------------------
 No-Load Class                           2001           2000        1999        1998        1997          1996            1996
-------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value at
 Beginning of Period            $        20.65    $    24.02  $    23.25  $    19.54  $    16.60      $  15.85        $  15.31
 Income From Investment
 Operations
 Net Investment Income                    0.05          0.13        0.18        0.21        0.23          0.06            0.28
 Net Realized and
 Unrealized Gain (Loss) on
 Investments                             (1.39)        (2.76)       2.00        4.64        3.78          1.33            2.42
                                --------------    ----------  ----------  ----------  ----------      --------        --------
 Total from Investment
 Operations                              (1.34)        (2.63)       2.18        4.85        4.01          1.39            2.70
 Less Distributions
 Dividends from Net
 Investment Income                       (0.05)        (0.13)      (0.18)      (0.21)      (0.23)        (0.06)          (0.28)
 Distributions from
 Realized Gains                              -         (0.61)      (1.23)      (0.93)      (0.84)        (0.58)          (1.88)
                                --------------    ----------  ----------  ----------  ----------      --------        --------
 Total Distributions                     (0.05)        (0.74)      (1.41)      (1.14)      (1.07)        (0.64)          (2.16)
                                --------------    ----------  ----------  ----------  ----------      --------        --------
 Net Asset Value at End of
 Period                         $        19.26    $    20.65  $    24.02  $    23.25  $    19.54      $  16.60        $  15.85
                                ==============    ==========  ==========  ==========  ==========      ========        ========
 Total Return                           (6.48%)*     (10.97%)      9.37%      24.93%      24.21%         8.79%*         18.04%
 Net Assets at End of Period
 (000's)                        $    1,204,019    $1,419,589  $2,147,299  $2,024,877  $1,490,198      $849,831        $725,780
 Ratios to Average Net
 Assets:
 Expenses                                0.92%**       0.89%       0.83%       0.74%       0.73%         0.78%**         0.79%
 Net Investment Income                   0.52%**       0.57%       0.73%       0.99%       1.24%         1.48%**         1.74%
 Portfolio Turnover Rate                   30%**         35%         34%         33%         34%           59%**           74%
-------------------------------------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.

Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

                             Six-Month                                            Three-Month         For the
                          Period Ended                                           Period Ended      Year Ended
 SAFECO Dividend               June 30        For the Year Ended December 31      December 31    September 30
 Income Fund            --------------------------------------------------------------------------------------
 No-Load Class                    2001       2000      1999      1998      1997          1996            1996
--------------------------------------------------------------------------------------------------------------
 Net Asset Value at
  Beginning of Period        $   20.58   $  22.39  $  23.47  $  23.89  $  21.13      $  20.03        $  19.11
 Income From Investment
  Operations
   Net Investment Income          0.17       0.38      0.50      0.64      0.65          0.15            0.73
   Net Realized and
    Unrealized Gain (Loss)
    on Investments               (1.24)     (1.81)    (0.25)     0.86      4.87          1.63            2.84
                             ---------   --------  --------  --------  --------      --------        --------
   Total from Investment
    Operations                   (1.07)     (1.43)     0.25      1.50      5.52          1.78            3.57
 Less Distributions
   Dividends from Net
    Investment Income            (0.17)     (0.38)    (0.50)    (0.64)    (0.65)        (0.15)          (0.73)
   Distributions from
    Realized Gains                   -          -     (0.83)    (1.28)    (2.11)        (0.53)          (1.92)
                             ---------   --------  --------  --------  --------      --------        --------
     Total Distributions         (0.17)     (0.38)    (1.33)    (1.92)    (2.76)        (0.68)          (2.65)
                             ---------   --------  --------  --------  --------      --------        --------
 Net Asset Value at End
  of Period                  $   19.34   $  20.58  $  22.39  $  23.47  $  23.89      $  21.13        $  20.03
                             =========   ========  ========  ========  ========      ========        ========
 Total Return                   (5.18%)*   (6.36%)    1.17%     6.31%    26.43%         8.89%*         18.98%
 Net Assets at End of
  Period (000's)             $ 192,508   $217,053  $303,537  $399,279  $401,985      $289,968        $260,023
 Ratios to Average Net
  Assets:
   Expenses                       1.07%**    1.07%     0.99%     0.82%     0.85%         0.89%**         0.86%
   Net Investment Income          1.76%**    1.80%     2.18%     2.54%     2.81%         2.89%**         3.56%
   Portfolio Turnover Rate          91%**      45%       42%       46%       52%           38%**           50%
--------------------------------------------------------------------------------------------------------------
                             Six-Month                                            Three-Month         For the
                          Period Ended                                           Period Ended      Year Ended
                               June 30        For the Year Ended December 31      December 31    September 30
 SAFECO Northwest Fund  --------------------------------------------------------------------------------------
 No-Load Class                    2001       2000      1999      1998      1997          1996            1996
--------------------------------------------------------------------------------------------------------------
 Net Asset Value at
  Beginning of Period        $   21.25   $  25.33  $  17.73  $  17.31  $  14.07      $  13.78        $  14.41
 Income (Loss) From
  Investment Operations
   Net Investment Income
    (Loss)                       (0.01)     (0.11)    (0.10)    (0.09)    (0.03)        (0.01)           0.02
   Net Realized and
    Unrealized Gain (Loss)
    on Investments               (0.60)     (3.97)     9.71      0.70      4.41          0.30            1.32
                             ---------   --------  --------  --------  --------      --------        --------
   Total from Investment
    Operations                   (0.61)     (4.08)     9.61      0.61      4.38          0.29            1.34
 Less Distributions
   Dividends from Net
    Investment Income                -          -         -         -         -             -           (0.02)
   Distributions from
    Realized Gains                   -          -     (2.01)    (0.19)    (1.14)            -           (1.95)
                             ---------   --------  --------  --------  --------      --------        --------
     Total Distributions             -          -     (2.01)    (0.19)    (1.14)            -           (1.97)
                             ---------   --------  --------  --------  --------      --------        --------
 Net Asset Value at End
  of Period                  $   20.64   $  21.25  $  25.33  $  17.73  $  17.31      $  14.07        $  13.78
                             =========   ========  ========  ========  ========      ========        ========
 Total Return                   (2.87%)*  (16.11%)   54.25%     3.50%    31.12%         2.10%*          9.61%
 Net Assets at End of
  Period (000's)             $  98,611   $108,113  $ 97,534  $ 63,594  $ 64,635      $ 43,345        $ 43,128
 Ratios to Average Net
  Assets:
   Gross Expenses               1.21%**      1.11%     1.17%     1.12%     1.09%         1.25%**         1.07%
   Net Expenses                 1.10%**      1.10%     1.10%     1.12%     1.09%         1.25%**         1.07%
   Net Investment Income
    (Loss)                    (0.11%)**     (0.45%)   (0.54%)   (0.49%)   (0.19%)       (0.31%)**        0.11%
 Portfolio Turnover Rate          58%**        36%       49%       50%       55%           67%**           36%
--------------------------------------------------------------------------------------------------------------

 * Not annualized.
** Annualized.

Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)


                                                                                             January 31, 1996
                             Six-Month                                        Three-Month       (Commencement
                          Period Ended                                       Period Ended      of Operations)
 SAFECO International          June 30    For the Year Ended December 31      December 31     to September 30
 Stock Fund            -----------------------------------------------------------------------------------------
 No-Load Class                    2001      2000     1999     1998     1997          1996                1996
----------------------------------------------------------------------------------------------------------------
 Net Asset Value at
  Beginning of Period          $ 14.24   $ 16.95  $ 13.14  $ 11.50  $ 11.29       $ 10.39              $10.00
 Income (Loss) From
  Investment Operations
   Net Investment Income          0.06      0.08     0.03     0.01     0.24             -                0.06
   Net Realized and
    Unrealized Gain (Loss)
    on Investments and
    Foreign Currency
    Transactions                 (2.56)    (1.94)    3.78     1.63     0.28          0.96                0.39
                               -------   -------  -------  -------  -------       -------              ------
   Total from Investment
    Operations                   (2.50)    (1.86)    3.81     1.64     0.52          0.96                0.45
 Less Distributions
   Dividends from Net
   Investment Income                 -     (0.08)       -        -    (0.29)        (0.06)              (0.06)
    Distributions from
    Realized Gains                   -     (0.77)       -        -    (0.02)            -                   -
                               -------   -------  -------  -------  -------       -------              ------
     Total Distributions             -     (0.85)       -             (0.31)        (0.06)              (0.06)
                               -------   -------  -------  -------  -------       -------              ------
 Net Asset Value at End
  of Period                    $ 11.74   $ 14.24  $ 16.95  $ 13.14  $ 11.50       $ 11.29              $10.39
                               =======   =======  =======  =======  =======       =======              ======
 Total Return                  (17.61%)* (10.95%)  29.00%   14.26%    4.55%         9.27%*              4.54%*
 Net Assets at End of
  Period (000's)               $31,369   $33,019  $36,967  $22,111  $14,754       $11,157              $8,323
 Ratios to Average Net
  Assets:
   Gross Expenses                2.02%**   1.79%    1.72%    1.79%    1.89%         1.68%**             2.36%**
   Net Expenses                  1.45%**   1.40%    1.69%    1.62%    1.63%         1.37%**             2.36%**
   Net Investment Income
   (Loss)                        0.97%**   0.23%    0.21%    0.14%    0.58%        (0.19%)**           (0.93%)**
 Portfolio Turnover Rate          161%**     33%      24%      26%      22%           19%**               16%**
----------------------------------------------------------------------------------------------------------------

                                                                                             January 31, 1996
                             Six-Month                                        Three-Month       (Commencement
                          Period Ended                                       Period Ended      of Operations)
                               June 30    For the Year Ended December 31      December 31     to September 30
 SAFECO Balanced Fund  -----------------------------------------------------------------------------------------
 No-Load Class                    2001      2000     1999     1998     1997          1996                1996
----------------------------------------------------------------------------------------------------------------
 Net Asset Value at
  Beginning of Period          $ 12.06   $ 11.81  $ 12.22  $ 11.61  $ 10.70       $ 10.38              $10.00
 Income (Loss) From
  Investment Operations
   Net Investment Income          0.17      0.34     0.31     0.32     0.32          0.08                0.21
   Net Realized and
    Unrealized Gain (Loss)
    on Investments               (0.32)     0.25    (0.18)    1.12     1.45          0.45                0.39
                               -------   -------  -------  -------  -------       -------              ------
   Total from Investment
    Operations                   (0.15)     0.59     0.13     1.44     1.77          0.53                0.60
 Less Distributions
   Dividends from Net
    Investment Income            (0.17)    (0.34)   (0.31)   (0.32)   (0.32)        (0.08)              (0.21)
    Distributions from
    Realized Gains                   -         -    (0.23)   (0.51)   (0.54)        (0.13)              (0.01)
                               -------   -------  -------  -------  -------       -------              ------
     Total Distributions         (0.17)    (0.34)   (0.54)   (0.83)   (0.86)        (0.21)              (0.22)
                               -------   -------  -------  -------  -------       -------              ------
 Net Asset Value at End
  of Period                    $ 11.74   $ 12.06  $ 11.81  $ 12.22  $ 11.61       $ 10.70              $10.38
                               =======   =======  =======  =======  =======       =======              ======
 Total Return                   (1.23%)*   5.09%    1.05%   12.56%   16.64%         5.11%*              5.99%*
 Net Assets at End of
  Period (000's)               $14,853   $14,816  $18,008  $19,137  $13,667       $ 8,262              $7,632
 Ratios to Average Net
  Assets:
   Gross Expenses                1.42%**   1.43%    1.33%    1.17%    1.23%         1.52%**             1.32%**
   Net Expenses                  1.10%**   1.10%    1.14%    1.17%    1.23%         1.16%**             1.32%**
   Net Investment Income         2.97%**   2.83%    2.51%    2.74%    2.85%         3.19%**             3.21%**
 Portfolio Turnover Rate           69%**     63%      95%      75%     101%           36%**              144%**
----------------------------------------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.

Financial Highlights
(For a Share Outstanding Throughout the Period)
(Unaudited)

                                                                                              January 31, 1996
                             Six-Month                                        Three-Month     (Commencement of
                          Period Ended                                       Period Ended       Operations) to
 SAFECO Small Company          June 30    For the Year Ended December 31      December 31         September 30
 Value Fund             -----------------------------------------------------------------------------------------
 No-Load Class                    2001      2000     1999     1998     1997          1996                 1996
-----------------------------------------------------------------------------------------------------------------
 Net Asset Value at
  Beginning of Period         $  11.77   $ 12.73  $ 11.16  $ 14.23  $ 11.81       $ 11.51              $ 10.00
 Income (Loss) From
  Investment Operations
   Net Investment Loss            0.07     (0.02)   (0.06)   (0.06)   (0.04)        (0.01)               (0.01)
   Net Realized and
    Unrealized Gain (Loss)
    on Investments                1.80     (0.94)    1.63    (3.01)    2.80          0.31                 2.19
                              --------   -------  -------  -------  -------       -------              -------
   Total from Investment
    Operations                    1.87     (0.96)    1.57    (3.07)    2.76          0.30                 2.18
 Less Distributions
   Distributions from
    Realized Gains                   -         -        -        -    (0.34)            -                (0.67)
                              --------   -------  -------  -------  -------       -------              -------
 Net Asset Value at End
  of Period                   $  13.64   $ 11.77  $ 12.73  $ 11.16  $ 14.23       $ 11.81              $ 11.51
                              ========   =======  =======  =======  =======       =======              =======
 Total Return                   15.89%*   (7.54%)  14.07%  (21.57%)  23.38%         2.61%*              21.83%*
 Net Assets at End of
  Period (000's)              $ 27,570   $22,477  $28,319  $35,162  $22,658       $13,169              $12,552
 Ratios to Average Net
  Assets:
   Gross Expense                 1.46%**   1.41%    1.44%    1.28%    1.33%         1.58%**              1.49%**
   Net Expenses                  1.22%**   1.15%    1.20%    1.28%    1.33%         1.35%**              1.49%**
   Net Investment Income
    (Loss)                       0.96%**  (0.13%)  (0.49%)  (0.49%)  (0.41%)       (0.44%)**            (0.24%)**
 Portfolio Turnover Rate          196%**    107%     117%      90%      61%           73%**                91%**
-----------------------------------------------------------------------------------------------------------------


                                                                          April 30, 1997
                             Six-Month                                     (Commencement
                          Period Ended                                    of Operations)
 SAFECO U.S. Value Fund        June 30   For the Year Ended December 31   to December 31
                        ------------------------------------------------------------------
 No-Load Class                    2001        2000       1999        1998           1997
------------------------------------------------------------------------------------------
 Net Asset Value at
  Beginning of Period         $  11.96   $   11.95  $   11.95  $    11.19        $ 10.00
 Income From Investment
  Operations
   Net Investment Income          0.07        0.13       0.11        0.12           0.09
    Net Realized and
    Unrealized Gain (Loss)
    on Investments               (0.56)       0.01       0.50        1.28           1.66
                              --------   ---------  ---------  ----------        -------
  Total from Investment
   Operations                   (0.49)       0.14       0.61        1.40           1.75
 Less Distributions
  Dividends from Net
   Investment Income            (0.07)      (0.13)     (0.11)      (0.12)         (0.09)
  Distributions from
   Realized Gains                   -           -      (0.50)      (0.52)         (0.47)
                              --------   ---------  ---------  ----------        -------
    Total Distributions          (0.07)      (0.13)     (0.61)      (0.64)         (0.56)
                              --------   ---------  ---------  ----------        -------
 Net Asset Value at End
  of Period                   $  11.40   $   11.96  $   11.95  $    11.95        $ 11.19
                              ========   =========  =========  ==========        =======
 Total Return                   (4.08%)*      1.18%      5.15%      12.61%         17.50%*
 Net Assets at End of
  Period (000's)              $  8,456   $   8,541  $   9,905  $   10,014        $ 9,063
 Ratios to Average Net
  Assets:
   Gross Expenses                1.71%**     1.64%      1.52%       1.19%          1.19%**
   Net Expenses                  1.10%**     1.10%      1.17%       1.19%          1.19%**
   Net Investment Income         1.30%**     1.08%      0.93%       1.06%          1.26%**
 Portfolio Turnover Rate           45%**       45%        52%         55%            36%**
------------------------------------------------------------------------------------------

 *  Not annualized.
**  Annualized.

Notes to Financial Statements
(Unaudited)


1.  GENERAL

The SAFECO Common Stock Trust ("Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of the SAFECO Growth Opportunities Fund, SAFECO Equity Fund, SAFECO Dividend Income Fund, SAFECO Northwest Fund, SAFECO International Stock Fund, SAFECO Balanced Fund, SAFECO Small Company Value Fund, and SAFECO U.S. Value Fund (together "the Funds").

The Funds offer up to four classes of shares:

  * No-Load shares--sold directly to shareholders with no associated sales charges.

  * Class A, Class B, and Class C shares--sold by financial advisors to shareholders with associated sales and distribution charges.

Each class of shares represents an interest in the net assets of the Fund.

In connection with issuing Class A, B and C shares, the Funds have adopted a Plan of Distribution (the "Plan"). Under the Plan, these classes pay a service fee to the distributor, SAFECO Securities, Inc., for selling its shares at the annual rate of .25% of the average daily net assets of each class. Class B and Class C shares also pay the distributor a distribution fee at the annual rate of .75% of the average daily net assets of each class. Under the plan, the distributor uses the service fees primarily to compensate persons for selling shares in each class and for providing ongoing services to shareholders. The distributor uses the distribution fees primarily to offset commissions it pays to financial advisors for selling these shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

Security Valuation. Investments in securities traded on a national securities exchange are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price, except for short positions and call options written, for which the last quoted asked price is used. Short-term notes are stated at amortized cost, which approximates fair value. When valuations are not readily available, securities are valued at fair value as determined in good faith by the Board of Trustees.

Security Transactions. Security transactions are recorded on the trade date. Realized gains as losses from security transactions are determined using the identified cost basis.

Securities Lending. The Funds (excluding the International Stock Fund) may lend portfolio securities to broker-dealers and to qualified banks. The loans are secured by cash collateral in an amount equal to at least the market value, as of the prior business day, of the loaned securities plus any accrued interest and dividends. During the time the securities are on loan, the Funds will continue to receive the interest and dividends on the loaned securities, while earning interest on the investment of the cash collateral.

Notes to Financial Statements
(Unaudited)

Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower is required to return to the Fund securities identical to the loaned securities. The Funds may pay reasonable administrative fees in connection with the loans of their securities and share the interest earned on the cash collateral with the borrower. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund.

Income Recognition. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest is accrued on short-term investments and bonds daily.

Dividends and Distributions to Shareholders. For the Growth Opportunities, Northwest, International and Small Company Value Funds, net investment income (if any) is declared as a dividend to shareholders as of the last business day (ex-dividend date) of December. For all other Funds, net investment income is distributed as of the last business day of March, June, September and December. Net realized gains on investments, if any, are normally distributed to shareholders in December. Ordinary income dividends and long-term capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to foreign exchange contracts, amortization of premium and discount not required for tax purposes, and wash sale deferrals.

Federal Income and Excise Taxes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing substantially all taxable income to their shareholders in a manner which results in no taxes to the Funds. Therefore, no federal income or excise tax provision is required.

Foreign Currency Translation. The accounting records of the International Stock Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, and dividend and interest income, are translated at the rates of exchange prevailing on the respective dates of such transactions. The International Stock Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized gains or losses from foreign currency transactions arise from gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the International Stock Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate.

Foreign Exchange Contracts. The International Stock Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The International Stock Fund may enter into

SAFECO MUTUAL FUNDS                                               1-800-624-5711

Notes to Financial Statements
(Unaudited)

these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the International Stock Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the International Stock Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are "marked-to-market" daily at the applicable translation rates resulting in unrealized gains or losses. Realized and unrealized gains or losses on foreign currency contracts are recorded on settlement date of the foreign currency exchange contract and are included in the Statements of Assets and Liabilities and the Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT TRANSACTIONS

Following is a summary of investment transactions (excluding short-term securities) during the six-month period ended June 30, 2001:

   (In Thousands)             Purchases    Sales
  ----------------------------------------------
   Growth Opportunities Fund  $236,064  $201,014
   Equity Fund                 194,193   319,273
   Dividend Income Fund         88,823   101,965
   Northwest Fund               31,855    41,527
   International Stock Fund     24,841    27,531
   Balanced Fund                 6,378     6,118
   Small Company Value Fund     28,937    27,478
   U.S. Value Fund               2,108     2,004
  ----------------------------------------------

  Purchases in the Balanced Fund include $1,841 of U.S. Government securities.

  Sales in the Balanced Fund include $2,417 of U.S. Government securities.

4. PORTFOLIO SECURITIES LOANED

At June 30, 2001, the fair value and collateral received for portfolio securities loaned were as follows:

                                 Fair  Collateral
   (In Thousands)               Value    Received
  -----------------------------------------------
   Growth Opportunities Fund  $98,990   $101,118
   Dividend Income Fund         5,441      5,645
   Northwest Fund              18,736     19,462
   Balanced Fund                1,491      1,531
   Small Company Value Fund     5,159      5,437
   U.S. Value Fund              1,073      1,101
  -----------------------------------------------

Notes to Financial Statements
(Unaudited)

5. COMPONENTS OF DISTRIBUTABLE EARNINGS

At June 30, 2001, the components of distributable earnings were as follows:

                                 Growth     Equity       Dividend    Northwest
   (In Thousands)    Opportunities Fund       Fund    Income Fund         Fund
  ----------------------------------------------------------------------------
   Gross Unrealized
    Appreciation on
    Investments               $ 256,305  $ 457,091        $44,912     $ 38,049
   Gross Unrealized
    Depreciation on
    Investments                (145,296)  (119,308)        (7,119)     (13,481)
                              ---------  ---------        -------     --------
   Net Unrealized
    Appreciation on
    Investments                 111,009    337,783         37,793       24,568
   Accumulated Net
    Investment Loss              (2,197)         -              -          (99)
   Accumulated Net
    Realized Gain
    (Loss) on
    Investments*                  8,331       (449)           347       (5,103)
                              ---------  ---------        -------     --------
   Distributable
    Earnings                  $ 117,143  $ 337,334        $38,140     $ 19,366
                              =========  =========        =======     ========
                          International   Balanced  Small Company         U.S.
   (In Thousands)            Stock Fund       Fund     Value Fund   Value Fund
  -------------------------------------------------------------------------
   Gross Unrealized
    Appreciation on
    Investments               $   5,153  $   1,686        $ 5,752     $  1,331
   Gross Unrealized
    Depreciation on
    Investments                  (2,006)      (697)        (2,739)        (505)
                              ---------  ---------        -------     --------
   Net Unrealized
    Appreciation on
    Investments                   3,147        989          3,013          826
   Accumulated Net
    Investment
    Income                          159          -            141            -
   Accumulated Net
    Realized Loss on
    Investments*                 (2,698)       (63)        (7,547)        (139)
                              ---------  ---------        -------     --------
   Distributable
    Earnings                  $     608  $     926        $(4,393)    $    687
                              =========  =========        =======     ========

  * At December 31, 2000, the following funds had accumulated net realized losses on investment transactions that represent capital loss carryforwards for Federal income tax purposes, which expire as follows:

                                Amounts (000's)  Expiration Dates
    -------------------------------------------------------------
     Growth Opportunities Fund           $   36              2008
     Dividend Income Fund                   462              2008
     Northwest Fund                         167              2008
     Balanced Fund                          401              2008
     Small Company Value Fund             6,568         2006-2007
     U.S. Value Fund                        256              2008
    -------------------------------------------------------------

6. COMMITMENTS

At June 30, 2001, the International Stock Fund had open forward foreign currency exchange contracts obligating it to receive or deliver the following foreign currencies:

   (In Thousands)
                                                    U.S. Dollar
            Currency to  In Exchange  Settlement    Value as of    Unrealized
           be Delivered          For        Date  June 30, 2001  Appreciation
  ---------------------------------------------------------------------------
   42,602  Japanese Yen         $358     7/30/01           $343           $15
   27,514  Japanese Yen          223     8/31/01            222             1
                                ----                      ----            ---
                                $581                      $565            $16
                                ====                      ====            ===

Notes to Financial Statements
(Unaudited)

7. TRUST SHARE TRANSACTIONS

Following is a summary of transactions in Trust shares and the related amounts (in thousands):

                       No-Load             Class A           Class B          Class C
                 --------------------  -----------------  ---------------  -------------
                     2001*     2000**     2001*   2000**   2001*   2000**  2001* 2000***
----------------------------------------------------------------------------------------
                                 SAFECO Growth Opportunities Fund
----------------------------------------------------------------------------------------
 Shares:
  Sales             11,642     23,371       210      586      28       74     1      6
  Reinvestments          -          -         -        -       -        -     -      -
  Redemptions       (9,245)   (29,803)     (353)    (601)    (36)    (144)    -      1
                 ---------  ---------  --------  -------  ------  -------   ---   ----
  Net Change         2,397     (6,432)     (143)     (15)     (8)     (70)    1      7
                 =========  =========  ========  =======  ======  =======   ===   ====
 Amounts:
  Sales          $ 286,747  $ 550,944  $  5,133  $13,809  $  632  $ 1,677   $31   $134
  Reinvestments          -          -         -        -       -        -     -      -
  Redemptions     (212,850)  (704,195)   (7,877) (14,084)   (813)  (3,316)    -     (5)
                 ---------  ---------  --------  -------  ------  -------   ---   ----
  Net Change     $  73,897  $(153,251) $ (2,744) $  (275) $ (181) $(1,639)  $31   $129
                 =========  =========  ========  =======  ======  =======   ===   ====
----------------------------------------------------------------------------------------
                                        SAFECO Equity Fund
----------------------------------------------------------------------------------------
 Shares:
  Sales              2,339      8,389       386      665      51      126     2      6
  Reinvestments         76      2,273         1       78       -       29     -      -
  Redemptions       (8,635)   (31,296)     (850)    (722)    (85)    (342)    -      -
                 ---------  ---------  --------  -------  ------  -------   ---   ----
  Net Change        (6,220)   (20,634)     (463)      21     (34)    (187)    2      6
                 =========  =========  ========  =======  ======  =======   ===   ====
 Amounts:
  Sales          $  46,255  $ 193,459  $  7,594  $15,191  $  985  $ 2,868   $43   $133
  Reinvestments      1,400     47,690        10    1,625       -      583     -      -
  Redemptions     (171,738)  (715,869)  (17,800) (16,459) (1,658)  (7,761)    -      -
                 ---------  ---------  --------  -------  ------  -------   ---   ----
  Net Change     $(124,083) $(474,720) $(10,196) $   357  $ (673) $(4,310)  $43   $133
                 =========  =========  ========  =======  ======  =======   ===   ====
----------------------------------------------------------------------------------------
                                    SAFECO Dividend Income Fund
----------------------------------------------------------------------------------------
 Shares:
  Sales                247        953         2        5       2        4     1      5
  Reinvestments         51        186         -        1       -        1     -      -
  Redemptions         (894)    (4,146)       (7)     (44)     (7)     (36)    -      -
                 ---------  ---------  --------  -------  ------  -------   ---   ----
  Net Change          (596)    (3,007)       (5)     (38)     (5)     (31)    1      5
                 =========  =========  ========  =======  ======  =======   ===   ====
 Amounts:
  Sales          $   4,941  $  19,667  $     43  $   109  $   34  $    92   $14   $100
  Reinvestments        965      3,844         4       17       4       12     -      -
  Redemptions      (17,780)   (85,935)     (154)    (930)   (135)    (750)    -      -
                 ---------  ---------  --------  -------  ------  -------   ---   ----
  Net Change     $ (11,874) $ (62,424) $   (107) $  (804) $  (97) $  (646)  $14   $100
                 =========  =========  ========  =======  ======  =======   ===   ====
----------------------------------------------------------------------------------------

  *  For the six-month period ended June 30, 2001.
 **  For the year ended December 31, 2000.
*** For the period from April 30, 2000 (initial issue date of Class C shares) through December 31, 2000.

Notes to Financial Statements
(Unaudited)


                      No-Load             Class A          Class B          Class C
                 -------------------  ----------------  ---------------  -------------
                     2001*    2000**    2001*   2000**    2001*  2000**  2001* 2000***
--------------------------------------------------------------------------------------
                                      SAFECO Northwest Fund
--------------------------------------------------------------------------------------
 Shares:
  Sales                319     2,996       38      182       33     147      1     5
  Reinvestments          -         -        -        -        -       -      -     -
  Redemptions         (628)   (1,760)     (48)     (57)     (21)    (27)     -    (1)
                 ---------  --------  -------  -------  -------  ------    ---  ----
  Net Change          (309)    1,236      (10)     125       12     120      1     4
                 =========  ========  =======  =======  =======  ======    ===  ====
 Amounts:
  Sales          $   6,312  $ 78,669  $   771  $ 4,610  $   641  $3,629    $ 6  $131
  Reinvestments          -         -        -        -        -       -      -     -
  Redemptions      (12,454)  (44,313)    (983)  (1,322)    (393)   (656)     -    (6)
                 ---------  --------  -------  -------  -------  ------    ---  ----
  Net Change     $  (6,142) $ 34,356  $  (212) $ 3,288  $   248  $2,973    $ 6  $125
                 =========  ========  =======  =======  =======  ======    ===  ====
--------------------------------------------------------------------------------------
                                 SAFECO International Stock Fund
--------------------------------------------------------------------------------------
 Shares:
  Sales              8,496     5,115      239      145      155      40      1     7
  Reinvestments          -        99        -        5        -       5      -     -
  Redemptions       (8,143)   (5,077)    (227)    (121)    (158)    (22)     -     -
                 ---------  --------  -------  -------  -------  ------    ---  ----
  Net Change           353       137       12       29       (3)     23      1     7
                 =========  ========  =======  =======  =======  ======    ===  ====
 Amounts:
  Sales          $ 108,081  $ 81,126  $ 2,924  $ 2,329  $ 1,878  $  639    $ 4  $111
  Reinvestments          -     1,402        -       71        -      72      -     -
  Redemptions     (104,664)  (80,848)  (2,811)  (1,947)  (1,927)   (337)     -     -
                 ---------  --------  -------  -------  -------  ------    ---  ----
  Net Change     $   3,417  $  1,680  $   113  $   453  $   (49) $  374    $ 4  $111
                 =========  ========  =======  =======  =======  ======    ===  ====
--------------------------------------------------------------------------------------
                                      SAFECO Balanced Fund
--------------------------------------------------------------------------------------
 Shares:
  Sales                108       169       18       26       19      20
  Reinvestments          5        21        1        4        1       3
  Redemptions          (77)     (485)      (7)     (99)      (9)    (81)
                 ---------  --------  -------  -------  -------  ------
  Net Change            36      (295)      12      (69)      11     (58)
                 =========  ========  =======  =======  =======  ======
 Amounts:
  Sales          $   1,284  $  1,953  $   212  $   299  $   230  $  226
  Reinvestments         59       248       11       49        9      36
  Redemptions         (916)   (5,564)     (85)  (1,141)    (105)   (922)
                 ---------  --------  -------  -------  -------  ------
  Net Change     $     427  $ (3,363) $   138  $  (793) $   134  $ (660)
                 =========  ========  =======  =======  =======  ======
--------------------------------------------------------------------------------------

  *  For the six-month period ended June 30, 2001.
 **  For the year ended December 31, 2000.
*** For the period from April 30, 2000 (initial issue date of Class C shares) through December 31, 2000.

SAFECO MUTUAL FUNDS                                               1-800-624-5711

Notes to Financial Statements
(Unaudited)

                      No-Load          Class A        Class B
                 ------------------  -------------  -------------
                    2001*    2000**  2001*  2000**  2001*  2000**
------------------------------------------------------------------
                           SAFECO Small Company Value Fund
------------------------------------------------------------------
 Shares:
  Sales             2,430     1,015     53     18      4      29
  Reinvestments         -         -      -      -      -       -
  Redemptions      (2,319)   (1,330)   (53)   (30)    (4)    (31)
                 --------  --------  -----  -----   ----   -----
  Net Change          111      (315)     -    (12)     -      (2)
                 ========  ========  =====  =====   ====   =====
 Amounts:
  Sales          $ 31,172  $ 12,628  $ 678  $ 220   $ 46   $ 347
  Reinvestments         -         -      -      -      -       -
  Redemptions     (29,616)  (16,582)  (668)  (364)   (45)   (380)
                 --------  --------  -----  -----   ----   -----
  Net Change     $  1,556  $ (3,954) $  10  $(144)  $  1   $ (33)
                 ========  ========  =====  =====   ====   =====
------------------------------------------------------------------
                               SAFECO U.S. Value Fund
------------------------------------------------------------------
 Shares:
  Sales                42        59      3      7      3       8
  Reinvestments         1         3      -      1      -       -
  Redemptions         (15)     (177)    (2)   (11)    (3)    (23)
                 --------  --------  -----  -----   ----   -----
  Net Change           28      (115)     1     (3)     -     (15)
                 ========  ========  =====  =====   ====   =====
 Amounts:
  Sales          $    483  $    673  $  31  $  86   $ 35   $  88
  Reinvestments         9        32      -      2      -       -
  Redemptions        (167)   (2,009)   (15)  (117)   (38)   (262)
                 --------  --------  -----  -----   ----   -----
  Net Change     $    325  $ (1,304) $  16  $ (29)  $ (3)  $(174)
                 ========  ========  =====  =====   ====   =====
------------------------------------------------------------------

 *  For the six-month period ended June 30, 2001.
**  For the year ended December 31, 2000.

8. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees. The Funds receive investment management and advising services pursuant to an agreement with SAFECO Asset Management Company. The fees paid by the Funds under the contract are based on a percentage of each day's net assets, which, on an annual basis, are as follows:

   Growth Opportunities, Equity,
   Dividend Income, Northwest,        International Stock       Small Company Value
   Balanced and U.S. Value Funds:     Fund:                     Fund:
   ---------------------------------  -----------------------   ----------------------
   First $250 million           .70%  First $250 million 1.00%  First $250 million .75%
   Next $500 million            .65   Next $500 million  .90    Next $500 million .70
   Next $500 million            .60   Over $750 million  .80    Next $500 million .65
   Over $1.25 billion           .55                             Over $1.25 billion .60
   ---------------------------------  -----------------------   ----------------------

SAFECO Asset Management Company pays sub-advisory fees to Bank of Ireland Asset Management Company (U.S.) Limited for providing investment research and advice to the International Stock Fund.

Notes to Financial Statements
(Unaudited)

Fund Accounting and Fund Administration Fees. SAFECO Asset Management Company receives a fee for these services on a percentage of each day's net assets, which, on an annual basis is as follows:

           Fund Accounting:                  Fund Administration:
           ------------------------------    -----------------------------------
           First $200 million       0.04%    First $200 million           0.05%
           Over $200 million        0.01     Over $200 million            0.01
           ------------------------------    -----------------------------------

Transfer Agent, Shareholder Service, and Distribution Fees. SAFECO Services Corporation receives transfer agent fees. SAFECO Securities, Inc. receives shareholder service and distribution fees.

Notes Payable and Interest Expense. The Funds may borrow money for temporary purposes from SAFECO Corporation or its affiliates at rates equivalent to commercial bank interest rates. At June 30, 2001 no such borrowings were outstanding.

Line of Credit. The Trust, together with all other management investment companies for which SAFECO Asset Management Company serves as investment advisor, has line of credit arrangements with certain financial institutions. Under these arrangements, $200 million is currently available to meet short-term financing needs. At June 30, 2001 no such borrowings were outstanding.

Affiliate Ownership. At June 30, 2001, SAFECO Insurance Company of America, owned 450,000 shares (8% of outstanding shares) of the Northwest Fund, SAFECO Asset Management Company owned 694,490 shares (or 24%) of the International Stock Fund, 519,268 shares (or 33%) of the Balanced Fund and 500,000 shares (or 61%) of the U.S. Value Fund.

Expense Reimbursement. Beginning May 1, 1999 through April 30, 2009, SAFECO Asset Management Company agreed to reimburse the Funds for operating expenses (i.e., all expenses except investment advisory, distribution fees, service fees, and interest expense) which exceed on an annual basis 0.40% of Fund average daily net assets.

Dealer Concessions. SAFECO Securities, Inc. retained the following amounts in dealer commissions from sales of Class A shares during the six-month period ended June 30, 2001:

                                        Commissions
             (In Thousands)                Retained
             --------------------------------------
             Growth Opportunities Fund          $ 1
             Northwest Fund                       2
             International Stock Fund             3
             Balanced Fund                        1
             --------------------------------------

SAFECO MUTUAL FUNDS                                          www.safecofunds.com

Notes to Financial Statements
(Unaudited)


9. INVESTMENTS IN AFFILIATES

Each of the companies listed below is an affiliate of the Funds because the Funds owned at least 5% of the company's voting securities during the six-month period ended June 30, 2001.

                                   Shares at                         Shares at              Market Value
                                   Beginning                            End of             of Affiliates
(In Thousands)                     of Period  Additions  Reductions     Period  Dividends  June 30, 2001
---------------------------------------------------------------------------------------------------------
SAFECO Growth Opportunities Fund
  American Healthways, Inc.              553          -        (553)         -         -        $      -
  Concepts Direct, Inc.                  480          -           -        480         -           1,486
  Conceptus, Inc.                      1,222        196           -      1,418         -          21,276
  Elizabeth Arden, Inc.+                 918         26           -        944         -          23,038
  Endocare, Inc.                         806        263           -      1,069         -          17,085
  FTI Consulting, Inc.                   650          -         (55)       595         -          12,960
  Harold's Stores, Inc.                  542          -           -        542         -           1,627
  Lifeline Systems, Inc.                 561          -           -        561         -          11,076
  Matria Healthcare, Inc.                550         49           -        599         -           9,436
  MICROS Systems, Inc.                 1,269          -         (35)     1,234         -          27,144
  Nastech Pharmaceutical Co.               -        435           -        435         -           4,285
  NCO Group, Inc.                      2,201          -         (97)     2,104         -          65,075
  North American Scientific Inc.         821        132           -        953         -          13,821
  Physiometrix, Inc.                     314        176           -        490         -           1,471
  PLATO Learning, Inc.                   450        125           -        575         -          17,802
  PolyMedica Corp.                       745        453           -      1,198         -          48,507
  Prime Medical Services, Inc.         1,226          -           -      1,226         -           5,531
  Provell, Inc. (Class A)++              662          -           -        662         -           2,716
  Rent-Way, Inc.                       2,162        534           -      2,696         -          29,383
  Res-Care, Inc.*                      1,249          -        (176)     1,073         -               -
  Serologicals Corp.*                  2,065          -        (891)     1,174         -               -
  SpectRx, Inc.                            -        861           -        861         -           6,401
  Sphinx International, Inc.+++          832          -           -        832         -             790
  Towne Services, Inc.                   260          -           -        260         -             223
  TRM Copy Centers Corp.                 710          -           -        710         -           1,207
  Wet Seal, Inc. (Class A)               543          -        (543)         -         -               -
                                                                                                --------
                                                                                                $322,340
                                                                                                ========
SAFECO Small Company Value Fund
  International Aircraft
  Investors, Inc.                        187          -           -        187         -             684
                                                                                                --------
                                                                                                $    684
                                                                                                ========
---------------------------------------------------------------------------------------------------------

  *  Company was not an affiliate at the end of the period.
  +  Name Change from French Fragrances, Inc.
 ++  Name Change from DAMARK International, Inc.
+++  Name Change from Phoenix International, Inc.

      SAFECO COMMON STOCK FUNDS

BOARD OF TRUSTEES
Randall H. Talbot, Chairman
Barbara J. Dingfield
David F. Hill
Richard E. Lundgren
Larry L. Pinnt
John W. Schneider

OFFICERS
David F. Hill, President
Ronald L. Spaulding,  Vice President and Treasurer
David H. Longhurst,  Vice President and Controller
Scott D. Murphy,  Assistant Controller

INVESTMENT ADVISOR
SAFECO Asset Management  Company

DISTRIBUTOR
SAFECO Securities, Inc.

TRANSFER AGENT
SAFECO Services Corporation

CUSTODIAN
State Street Bank
Chase Manhattan Bank
(International Stock Fund)

FOR CLIENT SERVICES

1-800-624-5711

TTY/TDD
1-800-438-8718

*All telephone calls are tape-recorded for your protection.

For 24-Hour Automated Performance Information and Transactions
Nationwide: 1-800-835-4391

Mailing Address
SAFECO Mutual Funds
P.O. Box 34890
Seattle, Washington 98124-1890

Internet
www.safecofunds.com

Email
mfunds@safeco.com

This report must be preceded or accompanied by a current prospectus.

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